PROSPECTUS

JANUARY 7, 2005


PREFERRED SHARES

DAILY ASSETS TREASURY FUND

DAILY ASSETS GOVERNMENT FUND

DAILY ASSETS CASH FUND

PROSPECTUS

                                 MONARCH FUNDS
THREE MONEY MARKET FUNDS THAT SEEK TO PROVIDE HIGH CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                    [GRAPHIC]

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

  TABLE OF CONTENTS


                  SUMMARY                                  1

                       Investment Objectives               1

                       Principal Investment Strategies     1

                       Principal Investment Risks          2

                       Portfolio Holdings                  2

                  PERFORMANCE                              3

                  FEE TABLES                               4

                  MANAGEMENT                               5

                  YOUR ACCOUNT                             6

                       How to Contact the Fund             6

                       General Information                 6

                       Buying Shares                       7

                       Selling Shares                      9

                       Exchange Privileges                10

                  OTHER INFORMATION                       11

                  FINANCIAL HIGHLIGHTS                    13

 MONARCH FUNDS
--------------------------------------------------------------------------------

  SUMMARY

DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.

This Prospectus offers Preferred Shares of three money market funds -- Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (each a "Fund," and collectively, the "Funds"). Preferred Shares have a $10,000,000 minimum initial investment.

INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by:
  .   Investing in a diversified portfolio of Money Market Securities
  .   Investing in securities with remaining maturities of 397 days or less
  . Maintaining a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:

            FUND                              PRIMARY INVESTMENTS
Daily Assets Treasury Fund   At least 80% of net assets plus borrowings invested in
                             Treasury Securities and Repurchase Agreements backed
                             by Treasury Securities
Daily Assets Government Fund At least 80% of net assets plus borrowings invested in
                             Government Securities and Repurchase Agreements
                             backed by Government Securities
Daily Assets Cash Fund       Invests in a broad spectrum of Money Market Securities
                             including:
                             . Securities issued by financial institutions, such as
                                 certificates of deposit, bankers' acceptances and
                                 time deposits
                             . Securities issued by domestic companies, such as
                                 commercial paper
                             . Government Securities
                             . Repurchase Agreements

In the event that Daily Assets Treasury Fund or Daily Assets Government Fund changes its policy described in this table regarding its primary investments, the Fund will notify shareholders at least 60 days before such change becomes effective.

                                                                  MONARCH FUNDS
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The investment adviser for the Funds (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
  . Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
  .   The security subsequently fails to meet the Adviser's investment criteria
  .   Funds are needed for another purpose

PRINCIPAL INVESTMENT RISKS

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risk of a Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank. Although, these issuers are chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.

MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

 MONARCH FUNDS
--------------------------------------------------------------------------------

  PERFORMANCE

The following charts and table provide some indication of the risks of investing in a Fund's Preferred Shares by showing changes in performance and investment returns from year to year. Because Daily Assets Treasury Fund's Preferred Shares have not commenced operations, the information provided below is for Daily Assets Treasury Fund's Institutional Service Shares, which are not offered in this Prospectus. The returns for Preferred Shares are expected to be different from the other class shown because of the different expenses of Preferred Shares. To obtain current yield information, call toll-free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for the last ten full calendar years that the below referenced share classes have operated. The tables show the best and worst quarterly returns during these periods.


DAILY ASSETS TREASURY FUND
(INSTITUTIONAL SERVICE SHARES)

Best Quarter:  1.53% (quarter ended 12/31/00)

Worst Quarter: 0.13% (quarter ended 6/30/04)

[Edgar representation of bar chart
DECEMBER 31,
1995    5.54%
1996    4.99%
1997    5.05%
1998    4.96%
1999    4.57%
2000    5.91%
2001    3.53%
2002    1.26%
2003    0.64%
2004    0.86%]



DAILY ASSETS GOVERNMENT FUND

Best Quarter:  0.53% (quarter ended 3/31/02)

Worst Quarter: 0.23% (quarter ended 6/30/04)

[Edgar representation of bar chart
DECEMBER 31,
2002    1.86%
2003    1.16%
2004    1.32%]



DAILY ASSETS CASH FUND

Best Quarter:  0.49% (quarter ended 3/31/02)

Worst Quarter: 0.24% (quarter ended 6/30/04)

[Edgar representation of bar chart
DECEMBER 31,
2002    1.79%
2003    1.17%
2004    1.29%]


The following table lists the average annual total return as of December 31, 2004.

                             ONE YEAR FIVE YEARS TEN YEARS SINCE INCEPTION INCEPTION DATE
DAILY ASSETS TREASURY FUND    0.86%     2.42%      3.71%        3.68%         7/12/93
DAILY ASSETS GOVERNMENT FUND  1.32%       N/A        N/A        1.63%         8/10/01
DAILY ASSETS CASH FUND        1.29%       N/A        N/A        1.60%         8/10/01

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

  FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Preferred Shares of Daily Assets Cash Fund or Daily Assets Government Fund. Fee and expenses for the Institutional Service Shares of the Daily Assets Treasury Fund are shown because Preferred Shares of Daily Assets Treasury Fund had not commenced operations at the time of this prospectus. Expenses for each Fund are based on amounts incurred for the fiscal year ended August 31, 2004. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                DAILY ASSETS   DAILY ASSETS   DAILY ASSETS
(expenses that are deducted from Fund assets) TREASURY FUND GOVERNMENT FUND  CASH FUND
  Management Fees                                 0.04%          0.04%         0.04%
  Distribution (Rule 12b-1) Fees                  None           None          None
  Other Expenses                                  0.52%          0.14%         0.27%
  TOTAL ANNUAL FUND OPERATING EXPENSES/(A)/       0.56%          0.18%         0.31%

/(a)/The administrator has voluntarily agreed to waive certain fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 0.12% for Daily Assets Cash Fund and Daily Assets Government Fund. These waivers and reimbursements may be reduced, increased or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Preferred Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Preferred Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that Total Annual Fund Operating Expenses or its Net Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                  ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
     DAILY ASSETS TREASURY FUND     $57       $179        $313      $701
     DAILY ASSETS GOVERNMENT FUND    18         58         101       230
     DAILY ASSETS CASH FUND          32        100         174       393

 MONARCH FUNDS
--------------------------------------------------------------------------------

  MANAGEMENT

Each Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.

THE ADVISER

The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer, an interested trustee for the Funds. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined net assets of the Funds, 0.04% of the next $300 million in combined net assets and 0.03% of the remaining combined net assets.

OTHER SERVICE PROVIDERS

Citigroup Global Transaction Services through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to each Fund.

The distributor (principal underwriter) acts as each Fund's representative in connection with the offering of that Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of that Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.

FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Preferred Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

  YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

            WRITE TO US AT:             ACH OR WIRE INVESTMENTS
               Monarch Funds            TO:
               P.O. Box 446                Comerica Bank
               Portland, Maine 04112       ABA #121137522
                                           FOR CREDIT TO:
            TELEPHONE US TOLL-FREE         Forum Shareholder
            AT:                            Services, LLC
               (800) 754-8757              Account # 1891488817
                                           (Name of Fund) -
                                           Preferred Shares
                                           (Your Name)
                                           (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order is received in proper form by the transfer agent by 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time), and payment is received the same day.

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (typically on the business day preceding a Federal holiday), (an "Early Close"), the Trust may advance the time by which the transfer agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 p.m., Eastern Time (1:00 p.m., Pacific Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The time at which NAV is calculated also may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

 MONARCH FUNDS
--------------------------------------------------------------------------------


BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

     CHECKS Checks must be made payable on their face to "Monarch Funds." A $20 charge may be imposed on any returned checks.

     ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Preferred Shares is $10,000,000.

ACCOUNT REQUIREMENTS

                    TYPE OF ACCOUNT                                              REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS       .Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole    sign exactly as their names appear on the account
proprietorship accounts. Joint accounts have two or more
owners (tenants)
CORPORATIONS/OTHER                                       .Submit a certified copy of its articles of incorporation
                                                            (a government-issued business license or other
                                                            document that reflects the existence of the entity) and
                                                            corporate resolution or secretary's certificate
TRUSTS                                                   .The trust must be established before an account can be
                                                            opened
                                                         .Provide the first and signature pages from the trust
                                                            document identifying the trustees

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------


INVESTMENT PROCEDURES

                 HOW TO OPEN AN ACCOUNT                                     HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                    BY CHECK
..Call or write us for an account application                .Fill out an investment slip from a statement or write us a
..Complete the application (and other required                  letter
   documents)                                               .Write your account number on your check
..Mail us your application (and other required documents)    .Mail us the slip (or your letter) and the check
   and a check
BY WIRE                                                     BY WIRE
..Call or write us for an account application                .Call to notify us of your incoming wire
..Complete the application (and other required               .Instruct your U.S. financial institution to wire your
   documents)                                                  money to us
..Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
..Mail us your original application (and other required
   documents)
..Instruct your U.S. financial institution to wire your
   money to us
BY ACH PAYMENT
..Call or write us for an account application
..Complete the application (and other required
   documents)
..Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
..Mail us your original application (and other required
   documents)
..We will electronically debit the purchase proceeds from
   the financial institution account identified on your
   account application

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, each Fund will ask for your name, address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available form third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

Each Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to any related taxes and will not be able to recoup any sales charges.

The Fund may reject your application under its Anti-Money Laundering Compliance Program. Under this program you money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

 MONARCH FUNDS
--------------------------------------------------------------------------------

FREQUENT PURCHASES Since each Fund is a money market fund that is generally not designed for long-term investing and frequent purchases and redemptions of a Fund's shares generally do not present risks to other shareholders of the Fund, the Trustees have determined that, at the present time, the Funds need not adopt policies and procedures to prevent frequent purchases and redemptions of their shares.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the transfer agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the transfer agent.

                           HOW TO SELL YOUR SHARES
BY MAIL
..   Prepare a written request including:
  .   Your name(s) and signature(s)
  .   Your account number
  .   [Fund name] - Preferred Shares
  .   The dollar amount or number of shares you want to sell
  .   How and where to send the redemption proceeds
..   Obtain a signature guarantee (if required)
..   Obtain other documentation (if required)
..   Mail us your request and documentation
BY WIRE
..   Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
..   Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
..   Mail us your request (See "By Mail")
BY TELEPHONE
..   Call us with your request (unless you declined telephone redemption privileges on your account application)
..   Provide the following information:
  .   Your account number
  .   Exact name(s) in which the account is registered
  .   Additional form of identification
..   Redemption proceeds will be:
  .   Mailed to you OR
  . Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time or an earlier time if there is an Early Close), the transfer agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

  .   Written requests to redeem $100,000 or more
  .   Changes to a shareholder's record name
  . Redemptions from an account for which the address or account registration has changed within the last 30 days
  . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
  . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
  . Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The transfer agent reserves the right to require signature guarantees on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Preferred Shares of a Fund for Preferred Shares of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the transfer agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                         HOW TO EXCHANGE YOUR SHARES
BY MAIL
..   Prepare a written request including:
  .   Your name(s) and signature(s)
  .   Your account number(s)
  . The names of each Fund and share class from which you are selling and into which you are exchanging
  .   The dollar amount or number of shares you want to sell (and exchange)
..   Open a new account and complete an account application if you are requesting different shareholder privileges
..   Obtain a signature guarantee (if required)
..   Mail us your request and documentation
BY TELEPHONE
..   Call us with your request (unless you declined telephone redemption privileges on your account application)
..   Provide the following information:
  .   Your account number(s)
  .   Exact name(s) in which account is registered
  .   Additional form of identification

 MONARCH FUNDS
--------------------------------------------------------------------------------

  OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds operate in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES

In addition to Preferred Shares, each Fund offers Universal Shares, Institutional Service Shares and Investor Shares. Daily Assets Government Fund and Daily Assets Cash Fund also offer Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the transfer agent. Universal Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.

DISTRIBUTIONS

Each Fund declares distributions from its net investment income daily and pays those distributions monthly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Each Fund operates in a manner such that will not make it liable for Federal income or excise taxes.

You will generally be taxed on the Fund's distributions, regardless or whether you reinvest them or receive them in cash. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders. A Fund's distributions of long-term capital gain are taxable to you as long-term capital gain (if any), regardless of how long you have held your Fund shares. Distributions may also be subject to certain state and local taxes.

Distributions of capital gain and the Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares may be a taxable transaction for Federal income tax purposes.

You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

A Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

                                                                  MONARCH FUNDS
--------------------------------------------------------------------------------

A Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year.

For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Massachusetts business trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Massachusetts law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

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  FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the performance of Preferred Shares of each Fund. Data for Daily Assets Treasury Fund's Institutional Service Shares and Universal Shares are included in this table, as Preferred Shares had not commenced as of August 31, 2004. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares and Universal Shares of Daily Assets Treasury Fund and Preferred Shares of Daily Assets Government Fund and Daily Assets Cash Fund (assuming the reinvestment of all distributions). The information in the table has been audited by KPMG LLP. Each Fund's financial statements and independent registered public accounting firm's report are included in the Annual Report for the fiscal year ended August 31, 2004, which is available upon request.

                               SELECTED DATA FOR A SINGLE SHARE
             --------------------------------------------------------------------
                                                                           Ending               Net
                                                                            Net              Assets at
             Beginning                         Distributions Distributions Asset              End of
             Net Asset    Net     Net Realized   From Net      From Net    Value              Period
Year Ended   Value Per Investment   Gain on     Investment     Realized     Per     Total     (000's
August 31      Share     Income   Investments     Income         Gains     Share    Return   Omitted)
MONARCH DAILY ASSETS TREASURY FUND
INSTITUTIONAL SERVICE SHARES/(D)/
   2004        $1.00    $  0.01        $-         $ (0.01)        $-       $1.00  0.59%      $ 15,552
   2003         1.00       0.01         -           (0.01)         -        1.00  0.84%        35,074
   2002         1.00       0.02         -/(e)/      (0.02)         -/(e)/   1.00  1.57%        20,068
   2001         1.00       0.05         -           (0.05)         -        1.00  4.92%        50,554
   2000         1.00       0.05         -           (0.05)         -        1.00  5.47%        30,480
UNIVERSAL SHARES
   2004        $1.00    $  0.01        $-         $ (0.01)        $-       $1.00  0.84%      $ 86,750
   2003         1.00       0.01         -           (0.01)         -        1.00  1.10%       140,137
   2002         1.00       0.02         -/(e)/      (0.02)         -/(e)/   1.00  1.82%           105
   2001         1.00       0.05         -           (0.05)         -        1.00  5.24%           102
   2000/(f)/    1.00       0.04         -           (0.04)         -        1.00  4.02%/(b)/    5,976
MONARCH DAILY ASSETS GOVERNMENT FUND
   2004        $1.00    $  0.01        $-/(e)/    $ (0.01)        $-       $1.00  1.04%      $ 23,386
   2003         1.00       0.01         -           (0.01)         -        1.00  1.40%        11,549
   2002         1.00       0.02         -/(e)/      (0.02)         -/(e)/   1.00  2.25%        12,041
   2001/(g)/    1.00     -/(e)/         -          -/(e)/          -        1.00  0.22%/(b)/        8
MONARCH DAILY ASSETS CASH FUND
   2004        $1.00    $  0.01        $-/(e)/    $ (0.01)        $-       $1.00  1.04%      $ 19,166
   2003         1.00       0.01         -           (0.01)         -        1.00  1.37%         2,979
   2002         1.00       0.02         -           (0.02)         -        1.00  2.21%        13,095
   2001/(g)/    1.00     -/(e)/         -          -/(e)/          -        1.00  0.22%/(b)/        8

    RATIOS/SUPPLEMENTAL DATA
--------------------------------
           Ratios to
    Average Net Assets/(a)/
--------------------------------
                          Net
  Net       Gross      Investment
Expenses Expenses/(c)/   Income


 0.45%       0.56%       0.57%
 0.45%       0.67%       0.84%
 0.45%       0.62%       1.68%
 0.45%       0.61%       4.57%
 0.45%       0.62%       5.30%

 0.20%       0.27%       0.81%
 0.21%       0.37%       0.80%
 0.20%       8.77%       1.81%
 0.20%       0.92%       6.22%
 0.20%       0.38%       5.86%

 0.12%       0.18%       1.06%
 0.11%       0.25%       1.05%
 0.12%       0.22%       2.19%
 0.12%      97.77%       3.64%

 0.12%       0.31%       1.06%
 0.12%       0.30%       1.39%
 0.12%       0.20%       1.88%
 0.12%      91.14%       3.76%


/(a)/All ratios for periods less than one year are annualized.

/(b)/Not annualized

/(c)/The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.

/(d)/On April 23, 2003, Institutional Shares were renamed Institutional Service
    Shares.

/(e)/Less than $0.01 per share.

/(f)/Commenced operations on December 30, 1999.

/(g)/Commenced operations on August 10, 2001.

                             FOR MORE INFORMATION
                          ANNUAL/SEMI-ANNUAL REPORTS
Additional information about each Fund's investments is available in the Funds'
                  annual/semi-annual reports to shareholders.

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")
          The SAI provides more detailed information about each Fund and is incorporated by reference, and thus is a part of, this Prospectus.

                             CONTACTING THE FUNDS
 You can get free copies of the Funds' annual/semi-annual reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                                 Monarch Funds
                                 P.O. Box 446
                             Portland, Maine 04112
                                (800) 754-8757

                SECURITIES AND EXCHANGE COMMISSION INFORMATION
     You can also review a Funds' annual/semi-annual reports, the SAI and other information about a Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                             Public Reference Room
                      Securities and Exchange Commission
                          Washington, D.C. 20549-0102
                      E-mail address: publicinfo@sec.gov

Fund information, including copies of the Fund's annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its Web site at
                                 www.sec.gov.

                   Investment Company Act File No. 811-6742


                                 MONARCH FUNDS

                               PREFERRED SHARES

                          DAILY ASSETS TREASURY FUND

                         DAILY ASSETS GOVERNMENT FUND

                            DAILY ASSETS CASH FUND

                                 MONARCH FUNDS
                                 P.O. BOX 446
                             PORTLAND, MAINE 04101
                                (800) 754-8757

MONARCH FUNDS
--------------------------------------------------------------------------------



                                             STATEMENT OF ADDITIONAL INFORMATION


                                             January 7, 2005












FUND INFORMATION:                                DAILY ASSETS TREASURY FUND
                                                 DAILY ASSETS GOVERNMENT FUND
Monarch Funds                                    DAILY ASSETS CASH FUND
Two Portland Square
Portland, Maine 04101
(800) 754-8757


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757





This Statement of Additional Information or "SAI" supplements the Prospectuses dated January 7, 2005 as may be amended from time to time, offering Preferred Shares, Universal Shares, Institutional Service Shares, Institutional Shares, and Investor Shares. This SAI is not a prospectus and should only be read in conjunction with the Prospectuses. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Certain information for the Funds included in the Prospectuses and the Annual Report to shareholders is incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

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TABLE OF CONTENTS

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2

INVESTMENT LIMITATIONS                                                         5

INVESTMENT BY FINANCIAL INSTITUTIONS                                           7

MANAGEMENT                                                                     8

PORTFOLIO TRANSACTIONS                                                        15

PURCHASE AND REDEMPTION INFORMATION                                           16

TAXATION                                                                      18

OTHER MATTERS                                                                 21

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C  - PROXY VOTING PROCEDURES                                        C-1

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GLOSSARY


As used in this SAI, the following terms have the meanings listed.

         "Accountant" means Citigroup.

         "Administrator" means Citigroup.

         "Adviser" means Forum Investment Advisors, LLC.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Future Trading Commission.

         "Citigroup" means Citigroup Global Transaction Services.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

         "Distributor" means Forum Fund Services, LLC, the distributor of the Fund's shares.

         "Fitch" means Fitch Ratings.

         "Fund" means Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund.

         "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Citigroup.

         "Trust" means Monarch Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.



                                       1
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INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment techniques, strategies and risks.

A. SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, each Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has established procedures to ensure that portfolio securities comply with regulatory quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize each Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of NAV as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a NAV as determined by using available market quotations.

B.      FIXED INCOME SECURITIES

1.      GENERAL

VARIABLE AND FLOATING RATE SECURITIES Each Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7, a Fund may only purchase securities with maturities of greater than 397 days that have demand features that meet certain requirements or that are certain long-term Government Securities.

Daily Assets Cash Fund may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES Each Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. Daily Assets Treasury Fund may only purchase mortgage or asset-backed securities that are Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in

                                       2
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value  based on changes  in market  interest  rates or  changes in the  issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. No Fund may purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.       RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by a Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general
                                       3
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economic conditions,  the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Fund's yield. To the extent that a Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.      REPURCHASE AGREEMENTS

1.      GENERAL
Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.       BORROWING

1.       GENERAL

Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. Each Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of its total assets.

2.       RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if a Fund maintains a segregated account.

E.       WHEN-ISSUED SECURITIES

1.       GENERAL

Each Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Fund

MONARCH FUNDS
--------------------------------------------------------------------------------

to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by a Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F.       ILLIQUID SECURITIES

1.       GENERAL

Each Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security can become illiquid.

3.       DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

4.       CORE AND GATEWAY (R) STRUCTURE

A Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of a Fund is fundamental. Each Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval. A nonfundamental policy of a Fund may be changed by the Board without interestholder approval. In the event that a Fund changes a policy to invest 80% of net assets (including borrowings) in certain types of securities, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of a Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

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--------------------------------------------------------------------------------

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.      FUNDAMENTAL LIMITATIONS

Each Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Daily Assets Government Fund, purchase or hold any security that: (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets; and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Fund not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.      NONFUNDAMENTAL LIMITATIONS

Each Fund may not:

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

MONARCH FUNDS
--------------------------------------------------------------------------------

INVESTMENT BY FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
A.      INVESTMENTS BY SHAREHOLDERS THAT ARE BANKS -DAILY ASSETS GOVERNMENT FUND

Daily Assets Government Fund invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Fund's investment portfolio will be modified accordingly, including by disposing of Fund securities or other instruments that no longer qualify under the Guidelines. In addition, the Fund does not intend to hold any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. If the Fund includes any instruments that would be subject to a restriction as to amount held by a national bank, investment in the Fund may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Fund interests should qualify for a 20% risk-weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk-weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a Fund may be assigned to the 100% risk-weight category if it is determined that the Fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk-weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Fund. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Fund interests will be evaluated by bank examiners.

Before acquiring Daily Assets Government Fund shares (directly or indirectly), prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Shares of Daily Assets Government Fund held by national banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares (either directly or indirectly), and thereafter may be required to review its investment in the Fund for the purpose of verifying compliance with applicable federal banking laws, regulations and policies.

National banks generally must review their investment holdings of Daily Assets Government Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, Daily Assets Government Fund will make available to its investors' information relating to the size and composition of its portfolio.

B.      INVESTMENTS BY SHAREHOLDERS THAT ARE CREDIT UNIONS -
        DAILY ASSETS TREASURY FUND

Daily Assets Treasury Fund limits its investments to those that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Fund limits its investments to Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by Government Securities. Certain Government Securities owned by the Fund may be mortgage or asset-backed, but no such security will be: (1) a stripped mortgage backed security ("SMBS"); (2) a residual interest in a CMO or REMIC; or (3) a mortgage servicing right, a commercial mortgage related security or a small business related security. Each Fund may also invest in reverse repurchase agreements in accordance with 12 C.F.R. Section 703.100(j) to the extent otherwise permitted herein and in the Prospectuses.

C. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - DAILY ASSETS GOVERNMENT FUND

Daily Assets Government Fund limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C.
Section 1464) and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended.

MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT
--------------------------------------------------------------------------------
The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Funds. The fund complex includes the Trust and three other investment companies (collectively, the "fund complex") hold themselves out to investors as related companies for purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated.


----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
                                                                                                   NUMBER OF
                                                                                                  PORTFOLIOS
                                                                                                    IN FUND           OTHER
                                POSITION        LENGTH            PRINCIPAL OCCUPATION(S)           COMPLEX       TRUSTEESHIPS
           NAME,                WITH THE        OF TIME                    DURING                  OVERSEEN          HELD BY
      AGE AND ADDRESS            TRUST          SERVED                  PAST 5 YEARS              BY TRUSTEE        TRUSTEES
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
     INTERESTED TRUSTEE
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
John Y. Keffer1               Trustee       1989-Present     President, Citigroup, Fund               25              None
Born:  July 15, 1942                                         Services division since 2003;
                                                             President     Forum
                                                             Financial    Group,
                                                             LLC   ("Forum")  (a
                                                             fund       services
                                                             company acquired by
                                                             Citigroup in 2003).
                                                             Trustee    of   one
                                                             other    investment
                                                             company  within the
                                                             fund complex.
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
INDEPENDENT TRUSTEES
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
Costas Azariadis              Trustee       1989-Present     Professor of Economics,                  25              None
Born:  February 15, 1943                                     University of California-Los
                                                             Angeles;   Visiting
                                                             Professor        of
                                                             Economics,   Athens
                                                             University       of
                                                             Economics       and
                                                             Business   1998   -
                                                             1999.   Trustee  of
                                                             one           other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
James C. Cheng                Trustee       1989-Present     President, Technology Marketing          25              None
Born:  July 26, 1942                                         Associates
                                                             (marketing  company
                                                             for    small    and
                                                             medium        sized
                                                             businesses  in  New
                                                             England).   Trustee
                                                             of    one     other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
J. Michael Parish             Chairman,     1989-Present     Retired; Partner, Wolfe, Block,          25              None
Born:  November 9, 1943       Trustee       (Chairman        Schorr and Solis-Cohen LLP (law
                                            since            2004)  firm) 2002 -
                                                             2003       Partner,
                                                             Thelen    Reid    &
                                                             Priest   LLP   (law
                                                             firm)  from  1995 -
                                                             2002.   Trustee  of
                                                             one           other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------

1 Mr. Keffer is considered an interested Trustee due to his control of the Adviser and affiliation with the Distributor within the last six months.

MONARCH FUNDS
--------------------------------------------------------------------------------

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                                                                   IN FUND            OTHER
                                 POSITION         LENGTH           PRINCIPAL OCCUPATION(S)         COMPLEX         TRUSTEESHIPS
            NAME,                WITH THE         OF TIME                 DURING                   OVERSEEN           HELD BY
       AGE AND ADDRESS            TRUST           SERVED              PAST 5 YEARS                BY TRUSTEE         TRUSTEES
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
OFFICERS
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
David I. Goldstein            President      2003-Present    Director, Citigroup since 2003;          N/A              N/A
Born:  August 3, 1961                                        Director, Business & Product
                                                             Development,  Forum
                                                             1999    -     2003.
                                                             President/Assistant
                                                             Secretary   of  one
                                                             other    investment
                                                             company  within the
                                                             fund complex.
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
Beth P. Hanson                Vice           2003-Present    Relationship Manager, Citigroup          N/A              N/A
Born:  July 15, 1966          President/                     since 2003; Relationship Manager,
                              Assistant                      Forum 1999 - 2003.
                              Secretary                      Vice
                                                             President/Assistant
                                                             Secretary   of  one
                                                             other    investment
                                                             company  within the
                                                             fund       complex.
                                                             Secretary   of  one
                                                             other    investment
                                                             company  within the
                                                             fund complex.
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
Sara M. Morris                Vice           2004-Present    Director and Relationship                N/A              N/A
Born:  September 18, 1963     President                      Manager; Citigroup since 2004;
                                                             Chief Financial Officer, The VIA
                                                             Group, LLC (strategic marketing
                                                             company) 2000-2003; Chief
                                                             Financial Officer, Forum 1994-1999
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------

Peter R. Guarino              Chief          2004-Present    Executive Director, Investment                N/A              N/A
Born:  June 22, 1958          Compliance                     Company Services, Forum Fund Services,
                              Officer                        LLC since 2004; General Counsel and
                                                             Global Compliance Officer, MiFund, Inc.;
                                                             Various senior legal capacities, The Dreyfus
                                                             Corp. and G.T. Global Group of Funds 1989-1999;
                                                             Western Division Leader, Investment Company
                                                             Services Group, Merrill Corp. 1998-1999.

----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
Stacey E. Hong                Treasurer     2002-Present     Director, Fund Accounting,               N/A               N/A
Born:  May 10, 1966                                          Citigroup since 2003; Director
                                                             Fund    Accounting
                                                             Services, Forum (1999 - 2003.
                                                             Treasurer   of  two
                                                             other    investment
                                                             companies    within
                                                             the fund complex.
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------
David M. Whitaker             Secretary     2004-Present     Counsel, Citigroup since 2004;           N/A              N/A
Born:  September 6, 1971                                     Assistant Counsel, PFPC  (a fund
                                                             services company) (1999 - 2004).
                                                             Secretary of one other investment
                                                             company within the fund complex.

----------------------------- ------------- ---------------- ----------------------------------- -------------- ------------------

MONARCH FUNDS
--------------------------------------------------------------------------------

B.      TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- --------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP AS OF
                                                                                    DECEMBER 31, 2004 IN ALL REGISTERED
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN    INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
              TRUSTEES                   THE TRUST AS OF DECEMBER 31, 2004           IN FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- --------------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------------
John Y. Keffer                                          None                                 $10,001 to 50,000
------------------------------------- ----------------------------------------- --------------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------- ----------------------------------------- --------------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------------
Costas Azariadis                                        None                                       None
------------------------------------- ----------------------------------------- --------------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------------
James C. Cheng                                          None                                       None
------------------------------------- ----------------------------------------- --------------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------------
J. Michael Parish                                       None                                    Over $100,000
------------------------------------- ----------------------------------------- --------------------------------------------

C.        OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.


4.  INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Azariadas, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended August 31, 2004, the Audit Committee met four times.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders of interests in Trust series. During the fiscal period ended August 31, 2004, the Nominating Committee did not meet.

QUALIFIED LEGAL  COMPLIANCE  COMMITTEE.  The Trust's  Qualified Legal Compliance
Committee  (the  "QLCC'),  which  meets  when  necessary,  consists  of  Messrs.
Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended August 31, 2004 the QLCC did not meet.

VALUATION COMMITTEE. The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal period ended August 31, 2004, the Valuation Committee did not meet.

D.      COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid a quarterly retainer fee that totals $12,000 annually for service to the Trust ($15,00 for the Chairman). In addition, except as otherwise determined by the Trustees, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman) and $500 for each short special Board meeting attended and $1,500 for each major special meeting attended. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.


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The  following  table sets forth the fees paid to each  Trustee by the Trust and the fund complex, which includes all series of the Trust and another investment company for the fiscal year ended August 31, 2004.

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
                                                                                                 TOTAL COMPENSATION
                            COMPENSATION FROM                                                   FROM TRUST AND FUND
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT               COMPLEX
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John Y. Keffer                       $0                    $0                     $0                      $0
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Costas Azariadis                 11,259                     0                      0                  22,800
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
James C. Cheng                   11,259                     0                      0                  22,800
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
J. Michael Parish                12,765                     0                      0                  25,850
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

F.       INVESTMENT ADVISER

1.       SERVICES

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of each Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.

2.       FEES

Table 1 in Appendix C shows for the past three fiscal years the dollar amount payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Fund.

3.       OTHER

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of a Fund, and in either case by a majority of the Disinterested Trustees.

The Advisory Agreement is terminable with respect to each Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

4.      ADVISORY AGREEMENT APPROVAL

At the December 9, 2004 meeting, the Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Funds and their shareholders to continue the Investment Advisory Agreement between the Trust and the Adviser (the "Initial Advisory Agreement") for an additional twelve months. The Board considered the nature and quality of services to be provided to the Funds. The Board also reviewed certain information regarding the Adviser's compliance with applicable rules and regulations over the past year. The Board also considered the Adviser's compensation for providing advisory services to the Funds and analyzed comparative information on fees and expenses of similar mutual funds, noting, among other things, that the advisory fees and total expense ratio for the Funds were below or comparable to the median figures in the comparative data.
The Board considered the factors listed below, and such other factors and information it deemed relevant prior to approving and recommending the continuation of the Advisory Agreement:

          (1) The fact that the Adviser is the investment adviser to one other Trust series;

          (2) Information provided by the Adviser regarding the Adviser's executive officers;

          (3) A representation from the Adviser that the Fund's portfolio would be monitored weekly for compliance with the Fund's investment policies;


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          (4)  The  fact   that  the   Institutional   Service,   Institutional,
               Preferred, and Universal share classes each outperformed its Lipper Inc. peer group for the 3-month, 6-month, 1-year, 3-year, and 5-year periods.

          (5) The fact that actual advisory fee for the Funds was lower than the mean actual advisory fee for their Lipper Inc. peer group;

          (6) The Adviser's financial statements (a copy of which was provided to the Board) as well as information relating to the insurance maintained by the Adviser.


G.         DISTRIBUTOR

1.         SERVICES

The Distributor serves as the distributor (also known as the principal underwriter) of each Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distributor is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The Distributor acts as the representative of the Trust in connection with the offering of a Fund's shares. The Distributor continually distributes shares of each Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as the Distributor's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.         FEES

The Distributor does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a distribution plan ("Plan") is effective.

3.         OTHER

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by the Distributor on 60 days' written notice to the Trust.

Under the Distribution Agreement, the Distributor is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, the Distributor and certain related parties (such as the Distributor's officers and persons that control the Distributor) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

4.       DISTRIBUTION PLAN

In accordance with Rule 12b-1 under the 1940 Act, the Trust has adopted a Plan for Investor Shares of each Fund. The Plan provides for the payment to the Distributor of a Rule 12b-1 fee at the annual rate of 0.25% of the average daily net assets of Investor Shares.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by

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shareholders  who  have a  brokerage  or  other  service  relationship  with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of Investor Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect with respect to a Fund for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by a majority vote of the shares of the Fund's Investor Shares or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval (a majority vote of outstanding Investor Shares of the Fund) and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Board may terminate the Plan at any time by a majority of the Disinterested Trustees, or by the shareholders of a Fund's Investor Shares.

Table 2 in Appendix C shows the dollar amount of fees payable, waived, and paid under the Plan with respect to each Fund for the past three fiscal years.

H.         OTHER SERVICE PROVIDERS

1.         ADMINISTRATOR
The Administrator is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee with respect to each class of each Fund at an annual rate of 0.11% of the average daily net assets of each Fund.

The agreement with the Administrator (the "Administration Agreement") must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by the Administrator with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, the Administrator is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Administrator and certain related parties (such as The Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 3 in Appendix C shows the dollar amount of the fees payable by each Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees paid by each Fund for the past three fiscal years.

2.         TRANSFER AGENT

The Transfer Agent serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Fund pays the Transfer Agent an annual fee of $12,000 per class of shares plus the Transfer Agent also receives a fee based on the average daily net assets of each class as follows: 0.20% for each of Investor Shares and Institutional Shares, 0.10% for Institutional Service Shares, 0.05% for Universal Shares, and 0.00% for Preferred Shares. Certain shareholder account fees are also charged.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice.

Under the Transfer Agency Agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. The Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the

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Trust  against any and all claims and expenses  related to the Transfer  Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

3.         SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement (the "Shareholder Service Agreement") with respect to Institutional Shares, Investor Shares, and
Institutional Service Shares of each Fund. Under the Shareholder Service Agreement, the Trust may pay the Administrator a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of each class. The
Administrator may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional, Investor, and Institutional Service Shares.

The Shareholder Service Agreement shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Disinterested Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Disinterested Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or the Administrator.

The Administrator may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 4 in Appendix C shows the dollar amount of fees payable by each class of each Fund to the Administrator, the amount of the fees waived by the Administrator and the actual fees paid by each class for the past three fiscal years.

4.         FUND ACCOUNTANT
The Accountant serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). The Accountant provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.

The Accountant receives a fee of $36,000 per year, per Fund, plus $12,000 for each additional class over one for each Fund. The Accountant also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by the Accountant with respect to a Fund on 60 days' written notice.

Under the Fund Accounting Agreement, the Accountant is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Table 5 in Appendix C shows for the past three fiscal years the dollar amount payable by the Funds to the Accountant, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant for the past three fiscal years.
5.         CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.
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For its services, the Custodian receives an annualized percentage of the average daily net assets of the Funds. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

Comerica Bank is the subcustodian of each Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.

6.       LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

7.       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm of the Funds. The independent registered public accounting firm audits the annual financial statements of each Fund. The independent registered public accounting firm also reviews the tax returns and certain regulatory filings of each Fund.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and sales of portfolio securities for each Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Funds will pay brokerage commissions, however, in the event a Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which a Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

No Fund paid brokerage commissions during fiscal years ended August 31, 2001, 2002 and 2003.

A.         OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.         SECURITIES OF REGULAR BROKER-DEALERS

Table 6 of Appendix C lists each Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.

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C.      PORTFOLIO HOLDINGS

The portfolio holdings of each Fund are disclosed to the public 60 days after each fiscal quarter end through filings of SEC Form N-CSR or Form N-Q. A Fund reserves the right to adopt a policy that prohibits disclosure of portfolio holdings until after quarterly filing dates or until after holdings have been made available through a shareholder mailing or posting to a Fund web site as of an earlier date.

The Administrator may report portfolio holdings on behalf of a Fund to survey companies (e.g. Morningstar or Lipper, Inc.) or other parties as directed by an authorized officer of the Fund. Such reports are distributed no earlier than 60 days after a Fund's fiscal quarter end. Neither a Fund nor the Adviser receives any compensation in connection with disclosure of portfolio holdings.

The Funds' Chief Compliance Officer oversees the disclosure of portfolio holdings and provides an annual report regarding this disclosure to the Board.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------
A.         GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of the Transfer Agent.

The Funds accept orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all Funds or classes may be available for sale in the state in which you reside. Please check with your investment professional to determine a Funds' or class' availability.

B.         ADDITIONAL PURCHASE INFORMATION

The Distributor sells shares of each Fund on a continuous basis.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

C.          IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at (800) 754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 ($3,500 if you are age 50 or older) annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $9,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $205,000.

This information on IRAs is based on regulations in effect as of January 1, 2004 and summarizes only some of the important federal tax considerations affecting IRA contributions. Consult your tax advisors about your specific tax situation.


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D.       UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

F.         LOST ACCOUNTS

The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks
(unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

G.         ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.


H.       SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.


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I.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund or if the amount to be redeemed is large enough to affect a Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect. The following discussion does not reflect the America Jobs Creation Act of 2004, passed by Congress in October 2004, which contains provisions that would alter certain aspects of this discussion, particularly with respect to foreign shareholders.

All investors should consult their own tax advisers as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of each Fund is August 31 (the same as the Funds' fiscal year end).

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, net short-term capital gain and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)



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o    The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.       FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by a Fund will not qualify for the dividends-received deduction for corporate shareholders.

Under the Code, a portion of the distributions from a regulated investment company may be treated as "qualified dividend income," taxable to individuals at a maximum federal tax rate of 15% (5% for individuals in lower tax brackets), provided that holding period and other requirements are met. Based upon the investment polices of each Fund, it is expected that none of a Fund's distributions will be treated as "qualified dividend income".

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.         FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

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D.         BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to a Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E.         FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from a Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from a Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from a Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in a Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

F.         STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in a Fund.

OTHER MATTERS
--------------------------------------------------------------------------------
A.      THE TRUST AND ITS SHAREHOLDERS

1.      GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 2003 and is registered as an open-end, management investment company under the 1940 Act. In April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. Prior to June 9, 2003, the Funds operated under a master-feeder fund structure whereby they sought to achieve their respective investment objectives by investing all of their investable assets in separate portfolios (the "Portfolios") of Core Trust (Delaware) ("Core Trust"). The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.

As of the date hereof, the Trust's series consists of the Funds and Daily Assets Government Obligations Fund. The Funds offer shares of beneficial interest in an Investor, Preferred, Institutional Service and Universal Shares of these series. Daily Assets Government Fund and Daily Assets Cash Fund also offer Institutional Shares. Daily Assets Government Obligations Fund offers only a Universal Share class. Daily Assets Cash Fund also offers shares of beneficial interest in B and C Share classes. Each class of a Fund may have a different expense ratio and its expenses will affect each class' performance.

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The Funds are not  required to maintain a code of ethics  pursuant to Rule 17j-1 of the 1940 Act. However, the Adviser and the Distributor have adopted codes of ethics under that Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

The Trust and each Fund will continue indefinitely until terminated.

2.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.       CERTAIN REORGANIZATION TRANSACTIONS
The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.

B.       FUND OWNERSHIP

As of December 15, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund or class are listed in Table 7 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 15, 2004, the following persons beneficially or of record owned 25% or more of the shares of a Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION
                                             NAME AND ADDRESS                   SHARES          % OF CLASS      % OF FUND
DAILY ASSETS TREASURY FUND
Universal Shares                   Stratevest & Co.                            86,759,486.300         100.00          54.73
                                   P.O. Box 2499
                                   Brattleboro, VT 05303

DAILY ASSETS CASH FUND
Investor Shares                    LG Infocomm USA Inc.                       164,235,306.320          41.61          28.70
                                   10225 Willow Creek Road
                                   San Diego, CA 92131


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C.      LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Under Massachusetts law, shareholders of a Fund conceivably may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of each Fund's property of any shareholder or former shareholder held personally liable for the obligations of a Fund. The Trust Instrument also provides that each Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Massachusetts law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       PROXY VOTING PROCEDURES

Copies of the Trust's and  Adviser's  proxy  voting  procedures  are included in
Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting the Transfer Agent at
(800)   754-8757   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.

E.       REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F.       FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended August 31, 2004, which are included in the Funds' annual report to Shareholders, are incorporated herein by reference. These financial statements include only the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes, report of independent registered public accounting firm and other items required by Regulation S-X.





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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA         An obligation  rated AAA has the highest rating assigned by S&P. The
            obligor's   capacity  to  meet  its  financial   commitment  on  the
            obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r'  symbol is  attached  to the  ratings  of  instruments  with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA
            Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
            Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o    Leading market positions in well-established  industries.
               o    High  rates of  return  on funds  employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX B - MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Funds under the Investment Advisory Agreement for the year ended August 31, 2004 and the period June 9, 2003 to August 31, 2003 were:


                                            DAILY ASSETS          DAILY ASSETS GOVERNMENT FUND         DAILY ASSETS

YEAR ENDED AUGUST 31,                       TREASURY FUND                                                CASH FUND
    2004                                      $ 87,513                     $ 334,271                    $ 181,812
    2003                                        23,356                        48,805                       48,075


The fees payable by the Portfolios under the Investment Advisory Agreement for the past three years were:

                                       TREASURY CASH PORTFOLIO     GOVERNMENT CASH PORTFOLIO               CASH

YEAR ENDED AUGUST 31,                                                                                    PORTFOLIO
    2003 (9/1/2002 to 6/8/2003)               $ 40,096                      $ 73,695                    $ 221,143
    2002                                       129,768                       210,257                      494,099


TABLE 2 - DISTRIBUTION FEES

The fees payable by the Funds (including their predecessors) under the Distribution Plan for the past three years were:

INVESTOR SHARES

YEAR ENDED AUGUST 31,                        CONTRACTUAL FEE                FEE WAIVED                 FEE PAID
2004
   Daily Assets Treasury Fund                        $218,498              $ 1,301                      $ 217,197
   Daily Assets Government Fund                       165,694                    0                        165,694
   Daily Assets Cash Fund                             723,362                    0                        723,362
                                                                                 0
2003
   Daily Assets Treasury Fund                         280,893                  990                        279,903
   Daily Assets Government Fund                       146,103                   -                         146,103
   Daily Assets Cash Fund                           1,120,169                   -                       1,120,169

2002
   Daily Assets Treasury Fund                         453,590                   -                         453,590
   Daily Assets Government Fund                       180,555                   -                          180,555
   Daily Assets Cash Fund                           1,732,245                   -                        1,732,245

For the fiscal year ended August 31, 2004, all of the fees paid under the Distribution Plan were made to financial institutions that make the Funds'
Investor Shares available for sale to their clients and for marketing of the Funds' Investor Shares.


                                      B-1

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Funds under the Administration Agreement for the past three years were:

PREFERRED SHARES

YEAR ENDED AUGUST 31,                         CONTRACTUAL FEE              FEE WAIVED                  FEE PAID
2004
    Daily Assets Treasury Fund                             $-                   $ -                           $-
    Daily Assets Government Fund                       685,430               422,739                     262,691
    Daily Assets Cash Fund                              10,351                 8,955                       1,396
2003
    Daily Assets Treasury Fund                               -                    -                            -
    Daily Assets Government Fund                        61,889                61,889                           -
    Daily Assets Cash Fund                               7,195                 7,195                           -
2002
    Daily Assets Treasury Fund                               -                     -                           -
    Daily Assets Government Fund                        15,745                15,745                           -
    Daily Assets Cash Fund                              37,898                37,898                           -

UNIVERSAL SHARES

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE            FEE WAIVED                 FEE PAID
2004
    Daily Assets Treasury Fund                       $ 146,972              $ 25,003                    $ 121,969
    Daily Assets Government Fund                       123,662                 7,789                      115,873
    Daily Assets Cash Fund                              94,419                15,965                       78,454
2003
    Daily Assets Treasury Fund                          34,569                34,569                            -
    Daily Assets Government Fund                        83,015                30,667                       52,348
    Daily Assets Cash Fund                              64,494                24,727                       39,767
2002
    Daily Assets Treasury Fund                              56                    56                            -
    Daily Assets Government Fund                        77,719                     -                       77,719
    Daily Assets Cash Fund                              25,540                     -                       25,540

INSTITUTIONAL SERVICE SHARES

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE            FEE WAIVED                 FEE PAID
2004

   Daily Assets Treasury Fund                         $ 26,175                 $-                          $ 26,175
   Daily Assets Government Fund                         73,864                  -                            73,864
   Daily Assets Cash Fund                               31,949                 -                            31,949

2003
   Daily Assets Treasury Fund                           23,480                  -                            23,480
   Daily Assets Government Fund                         17,377                  -                            17,377
   Daily Assets Cash Fund                                8,378                 -                             8,378



                                      B-2

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

INSTITUTIONAL SHARES

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE           FEE WAIVED                  FEE PAID
2004
    Daily Assets Treasury Fund                              $-                  $ -                           $ -
    Daily Assets Government Fund                        81,949                    -                        81,949
    Daily Assets Cash Fund                             105,468                    -                       105,468
2003
   Daily Assets Treasury Fund                                -                    -                             -
   Daily Assets Government Fund                         67,234                    -                        67,234
   Daily Assets Cash Fund                              129,713                    -                       129,713
2002
   Daily Assets Treasury Fund                           21,691                    -                        21,691
   Daily Assets Government Fund                        136,034                    -                       136,034
   Daily Assets Cash Fund                              284,274                    -                       284,274

INVESTOR SHARES

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE           FEE WAIVED                  FEE PAID
2004
    Daily Assets Treasury Fund                        $ 96,142                  $ -                      $ 96,142
    Daily Assets Government Fund                        72,906                    -                        72,906
    Daily Assets Cash Fund                             318,315                    -                       318,315
2003
   Daily Assets Treasury Fund                           79,748                    -                        79,748
   Daily Assets Government Fund                         41,944                    -                        41,944
   Daily Assets Cash Fund                              308,532                    -                       308,532
2002
   Daily Assets Treasury Fund                           97,467                    -                        97,467
   Daily Assets Government Fund                         39,287                    -                        39,287
   Daily Assets Cash Fund                              372,094                    -                       372,094

The fees payable by the Portfolios under an agreement between Core Trust and the Administrator for the past three years were:

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE            FEE WAIVED                   FEE PAID
2003 (9/1/2002 TO 6/8/2003)
   Treasury Cash Portfolio                          $ 56,022                 $-                           $ 56,022
   Government Cash Portfolio                         103,596                  -                            103,596
   Cash Portfolio                                    311,499                  -                            311,499
2002
   Treasury Cash Portfolio                           192,903                  -                            192,903
   Government Cash Portfolio                         313,334                  -                            313,334
   Cash Portfolio                                    733,971                  -                            733,971


                                      B-3

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 4 - SHAREHOLDER SERVICE FEES

The fees payable by the Funds under the Shareholder Services Agreement for the past three years were:

INSTITUTIONAL SERVICE SHARES

YEAR ENDED AUGUST 31,                             CONTRACTUAL FEE           FEE WAIVED                 FEE PAID
2004
   Daily Assets Treasury Fund                           $47,593             $ 24,244                    $ 23,349
   Daily Assets Government Fund                         134,299               35,068                      99,231
   Daily Assets Cash Fund                                58,111               25,872                      32,239
2003
   Daily Assets Treasury Fund                            63,741               63,741                           -
   Daily Assets Government Fund                          31,595               20,908                      10,687
   Daily Assets Cash Fund                                15,232                9,590                       5,642

INSTITUTIONAL SHARES

YEAR ENDED AUGUST 31,                             CONTRACTUAL FEE           FEE WAIVED                 FEE PAID
2004
  Daily Assets Treasury Fund                                 $-               $ -                              $ -
  Daily Assets Government Fund                          148,998               30,676                       118,322
  Daily Assets Cash Fund                                191,809               54,380                       137,429
2003
   Daily Assets Treasury Fund                                 -                    -                             -
   Daily Assets Government Fund                         190,158               54,396                       135,762
   Daily Assets Cash Fund                               394,415               73,722                       320,693
2002
   Daily Assets Treasury Fund                            82,485               69,505                        12,980
   Daily Assets Government Fund                         525,766               50,513                       475,253
   Daily Assets Cash Fund                             1,073,516               51,885                     1,021,631

INVESTOR SHARES

YEAR ENDED AUGUST 31,                              CONTRACTUAL FEE           FEE WAIVED                 FEE PAID
2004
  Daily Assets Treasury Fund                           $174,800             $ 36,912                      $137,888
  Daily Assets Government Fund                          132,556               13,812                       118,744
  Daily Assets Cash Fund                                578,693               67,864                       510,829
2003
   Daily Assets Treasury Fund                           224,717               70,252                       154,465
   Daily Assets Government Fund                         116,884               29,317                        87,567
   Daily Assets Cash Fund                               896,145               79,409                       816,736
2002
   Daily Assets Treasury Fund                           362,872               36,326                       326,546
   Daily Assets Government Fund                         144,444                5,347                       139,097
   Daily Assets Cash Fund                             1,385,796                    -                     1,385,796



                                      B-4

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
TABLE 5 - FUND ACCOUNTING FEES

The fees payable by the Funds under the Accounting Agreement for the past three years were:

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE               FEE WAIVED                     FEE PAID
2004
    Daily Assets Treasury Fund                   $72,015                        $  -                         $72,015
    Daily Assets Government Fund                 123,273                           -                         123,273
    Daily Assets Cash Fund                       104,561                           -                         104,561
2003
    Daily Assets Treasury Fund                    21,778                           -                          21,778
    Daily Assets Government Fund                  28,241                           -                          28,241
    Daily Assets Cash Fund                        26,174                           -                          26,174
2002
    Daily Assets Treasury Fund                     3,000                           -                           3,000
    Daily Assets Government Fund                   3,000                           -                           3,000
    Daily Assets Cash Fund                         3,000                           -                           3,000

The fees payable by the Portfolios under an agreement between the Core Trust and the Accountant for the past three years were:

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE               FEE WAIVED                     FEE PAID
2003 (9/1/2002 TO 6/8/2003)
    Treasury Cash Portfolio                     $ 24,498                        $ -                         $ 24,498
    Government Cash Portfolio                     32,739                          -                           32,739
    Cash Portfolio                                41,415                          -                           41,415
2002
    Treasury Cash Portfolio                       57,500                          -                           57,500
    Government Cash Portfolio                     57,500                          -                           57,500
    Cash Portfolio                                57,500                          -                           57,500

TABLE 6 - SECURITIES OF REGULAR BROKER-DEALERS

The regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the fiscal year ended August 31, 2004 and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year ended were as follows:

DAILY ASSETS TREASURY FUND                                VALUE (000'S OMITTED)
Deutsche Bank                                                    $ 20,260
Merrill Lynch & Co., Inc.                                          20,000
Bank of America Securities                                         18,402

DAILY ASSETS GOVERNMENT FUND                              VALUE (000'S OMITTED)
Bear Stearns & Co., Inc.                                         $ 30,000
Goldman Sachs & Co.                                                25,175
Bank of America Securities                                         20,961

DAILY ASSETS CASH FUND                                    VALUE (000'S OMITTED)
Goldman Sachs Group, Inc.                                        $ 85,000
Bear Stearns & Co., Inc.                                           79,576
Bank of America Securities                                         62,648
Merrill Lynch & Co., Inc.                                          39,540

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE 7 - 5% SHAREHOLDERS

As of December 15, 2004, the shareholders listed below owned of record 5% or more of the outstanding shares of each Class of Shares of the Funds.

---------------------------------- -------------------------------------- --------------------------- ----------------------
5% SHAREHOLDERS                    NAME AND ADDRESS                       SHARES                      % OF CLASS
---------------------------------- -------------------------------------- --------------------------- ----------------------
------------------------------------------------------------------------- --------------------------- ----------------------
DAILY ASSETS TREASURY FUND
------------------------------------------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Universal Shares                   Stratevest & Co.                       86,759,486.300              100.00
                                   P.O. Box 2499
                                   Brattleboro, VT 05303
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------

Institutional Service Shares       Repub & Co.                            4,207,724.590               27.07
                                   201 N Figueroa St. Suite 610
                                   Los Angeles, CA 90012

                                   David A Gill
                                   Physicians Interindemnity Trust        3,188,255.280               20.51
                                   LA Superior Court Case 145996
                                   2029 Century Park East
                                   Third Floor
                                   Los Angeles, CA 90067

                                   Sullivan Kelly & Associates, Inc.
                                   In Trust for various entities under    1,544,573.570               9.94
                                   California Insurance
                                   Code Section 1733 & 1734
                                   P.O. Box 1348
                                   Duarte, CA 91010

                                   Blue Ridge Networks, Inc.
                                   1420 Parke Long Ct. #201               1,406,827.800               9.05
                                   Chantilly, VA 20151

                                   Canyon Ranch Mgmt LLC
                                   C/O Midland Loan Services, Inc.
                                   210 W 10th Street                      1,246,011.710               8.02
                                   Kansas City, MO 64105
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Investor Shares                    Learning Tree International, Inc.      12,001,279.680              21.35
                                   6053 West Century Blvd., Suite 200
                                   Los Angeles, CA 90045

                                   Intelidata Technologies Corporation    4,194,243.270               7.46
                                   11600 Sunrise Valley Drive
                                   Ste. 100 Reston, VA 20191

                                   Quadramed Corporation                  4,117,775.430               7.33
                                   12110 Sunset Hills Rd. Suite 600
                                   Reston, VA 20190-3224

                                   Robert F. Driver Co., Inc.             3,350,254.170               5.96
                                   Trust Account
                                   1620 Fifth Avenue
                                   San Diego, CA 92101


                                      B-6

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
DAILY ASSETS CASH FUND
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Prefered Shares                    Sunwest Bank                           10,008,468.260              52.22
                                   17542 East 17th St.
                                   Suite 200
                                   Tustin, CA 92780

                                   Calhoun & Co.                          9,157,596.680               47.78
                                   C/O Comerica Bank
                                   411 Lafeyette St.
                                   Mail Code 3455
                                   Detroit, MI 48226
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Universal Shares                   Stratevest & Co.                       11,287,363.950              31.43
                                   P.O. Box 2499
                                   Brattleboro, VT 05303

                                   Maine Mutual Fire Insurance            5,298,108.930               14.74
                                   44 Maysville Road
                                   P.O. Box 729 Presque Isle, ME 04769

                                   Trust Co. of America Corp.             4,101,012.120               11.42
                                   P.O. Box 3857
                                   Englewood, CO 80155

                                   HM Payson & Co.                        3,741,317.560               10.42
                                   P.O. Box 31
                                   Portland, ME 04112

                                   Spectrum Medical Group PA              3,371,207.830               9.39
                                   300 Professional Drive
                                   Scarborough, ME 04074-8433

                                   HM Payson & Co.                        2,673,244.570               7.44
                                   P.O. Box 31
                                   Portland, ME 04112

                                   Coastcast Corporation                  2,385,857.570               6.64
                                   3025 East Victoria Street
                                   Rancho Dominguez, CA 90221

                                   Trust Co. of America - APB             2,002,348.590               5.58
                                   P.O. Box 3857
                                   Englewood, CO 80155-3857
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Institutional Service Shares       PMTI                                   3,182,812.380               12.04
                                   82 Cambridge Street
                                   Burlington, MA 01803

                                   Tighe & Bond Inc.                      3,086,273.270               11.68
                                   53 Southampton Road
                                   Westfield, MA 01085

                                   PMP                                    2,235,627.250               8.46
                                   82 Cambridge Street
                                   Burlington, MA 08103

                                      B-7

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


                                   Stratevest & Co.                       2,083,985.560               7.89
                                   P.O. Box 2499
                                   Brattleboro, VT 05303

                                   Springfield Anesthesia Service         1,492,115.980               5.65
                                   908 Allen Street
                                   Springfield, MA 01118

                                   PMC Claimaints Trust                   1,451,845.500               5.49
                                   380 Union Street
                                   West Springfield, MA 01089

                                   Automobile Club of Pioneer Valley      1,443,064.810               5.46
                                   150 Capital Drive
                                   West Springfield, MA 01089
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Institutional Shares               Neurometrix, Inc.                      28,039,592.610              29.21
                                   62 Fourth Ave.
                                   Waltham, MA 02451

                                   Edison Schools, Inc.                   12,041,160.950              12.54
                                   521 Fifth Avenue, 15th Floor
                                   New York, NY 10175

                                   Edison Receivables Company, LLC        10,363,085.420              10.79
                                   529 Fifth Ave.
                                   11th Floor
                                   New York, NY 10017

                                   Repub & Co.                            6,834,303.930               7.12
                                   201 N Figueroa St. Suite 610
                                   Los Angeles, CA 90012

                                   Pacific Maritime Association           5,532,075.650               5.76
                                   550 California Street, 2nd Floor
                                   San Francisco, CA 94104
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Investor Shares                    LG Infocomm USA Inc.                   164,235,306.320             41.61
                                   10225 Willow Creek Road
                                   San Diego, CA 92131

                                   Union Bank of California               26,952,993.780              6.83
                                   P.O. Box 85636
                                   San Diego, CA 92186

                                   Prometheus Laboratories, Inc.          22,040,390.760              5.58
                                   5739 Pacific Center Blvd.
                                   San Diego, CA 92121
---------------------------------- -------------------------------------- --------------------------- ----------------------
------------------------------------------------------------------------- --------------------------- ----------------------
DAILY ASSETS GOVERNMENT FUND
------------------------------------------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Preferred Shares                   Comerica Securities, Inc.              14,373,600.520              61.47
                                   211 Fort Street, MC 3137
                                   Detroit, MI 48226

                                   Sunwest Bank
                                   17542 East 17th Street                 9,011,238.720               38.53
                                   Suite 200
                                   Tustin, CA 92780


---------------------------------- -------------------------------------- --------------------------- ----------------------

                                      B-8

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Universal Shares                   Stratevest & Co.                       53,813,455.500              47.24
                                   P.O. Box 2499
                                   Brattleboro, VT 05303

                                   Los Angeles Lakers                     47,669,785.010              41.84
                                   555 North Nash Street
                                   El Segundo, CA 90245

                                   PLM International, Inc.                7,754,497.170               6.81
                                   200 Nyala Farms
                                   Westport, CT 06880
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Institutional Shares               Repub & Co.                            42,439,740.710              57.69
                                   C/O Imperial Trust
                                   201 N Figueroa St. Suite 610
                                   Los Angeles, CA 90012

                                   Broder-Kurland-Webb-Uffner Agency      5,714,633.510               7.77
                                   6242 Beverly Boulevard
                                   Suite 200
                                   Beverly Hills, CA 90210

                                   Microsemi Corp.
                                   2381 Morse Ave.                        4,040,712.830               5.49
                                   Irvine, CA 92614
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Institutional Service Shares       Stratevest & Co.                       26,435,799.030              47.94
                                   P.O. Box 2499
                                   Brattleboro, VT 05303

                                   The Dennis Group, Inc.                 8,466,021.110               15.35
                                   1391 Main Street
                                   Springfield, MA 01103

                                   Mardens, Inc.                          8,239,796.490               14.94
                                   184 College Ave.
                                   Waterville, ME 04901

                                   Holyoke Community College              3,532,882.750               6.41
                                   303 Homestead Ave.
                                   Holyoke, MA 01040
---------------------------------- -------------------------------------- --------------------------- ----------------------
---------------------------------- -------------------------------------- --------------------------- ----------------------
Investor Shares                    Overland Storage, Inc.                 8,213,928.300               12.83
                                   4820 Overland Ave.
                                   San Diego, CA 92123

                                   Inphonic, Inc.                         8,113,304.840               12.67
                                   1010 Wisconsin Avenue, NW
                                   Suite 250
                                   Washington, DC 20007

                                   Wireless Facilities, Inc.              6,976,210.350               10.90
                                   4810 Eastgate Mall
                                   San Diego, CA 92121

                                   Target RX, Inc.                        5,965,438.590               9.32
                                   220 Gibraltar Road
                                   2nd Floor
                                   Horsham, PA 19044

                                      B-9

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

                                   Landmark Education Capital Mgmt Corp.  5,019,856.080               7.84
                                   353 Sacramento Street
                                   Suite 200
                                   San Francisco, CA 94111

                                   Syrxx, Inc.
                                   10410 Science Center Drive             4,125,291.130               6.44
                                   San Diego, CA 92121
---------------------------------- -------------------------------------- --------------------------- ----------------------

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

APPENDIX C - PROXY VOTING PROCEDURES

                                   MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.  RESPONSIBILITIES

     (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.


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         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE.  If
(A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

     (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

     (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

          (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

         (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

(3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

        (C)     NON-ROUTINE MATTERS

          (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS.These proposals should be examined on a case-by-case basis.

          (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

          (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.


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          (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

          (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

          (D) CONFLICTS OF INTEREST

         Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

     The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.



                                      C-3

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                         FORUM INVESTMENT ADVISORS, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003

I.       GENERAL STATEMENT

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Forum Investment Advisors, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

         With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.      RESPONSIBILITIES

         The Adviser shall:

         A.       vote proxies as described in Section III below.

         B. periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of all clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.


III.     POLICIES AND PROCEDURES FOR VOTING PROXIES

         The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.


IV.      RECORDKEEPING AND ASSOCIATED PROCEDURES

         A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:

                  1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

                  2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

                  3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

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                  4. Ensure that the proxy is actually voted;

                  5. Develop a system to trace missing proxies expeditiously;

                  6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

                  7. Maintain the appropriate records as described below; and

                  8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

                  The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.

V.       DISCLOSURE

         A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

         The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C. A record of each vote that the Adviser casts.

         D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.


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                                             STATEMENT OF ADDITIONAL INFORMATION

                                             January 7, 2005









FUND INFORMATION:
                                        DAILY ASSETS GOVERNMENT OBLIGATIONS FUND
Monarch Funds
Two Portland Square
Portland, Maine 04101
(800) 754-8757

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757




This Statement of Additional Information or "SAI" supplements the Prospectus dated January 7, 2005 as may be amended from time to time, offering Universal Shares of the Daily Assets Government Obligations Fund (the "Fund"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

Certain information for the Fund included in the Prospectus and the Annual Report to shareholders is incorporated into this SAI by reference.

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TABLE OF CONTENTS

GLOSSARY                                                                       1
INVESTMENT POLICIES AND RISKS                                                  2
INVESTMENT LIMITATIONS                                                         5
MANAGEMENT                                                                     7
PORTFOLIO TRANSACTIONS                                                        13
PURCHASE AND REDEMPTION INFORMATION                                           14
TAXATION                                                                      16
OTHER MATTERS                                                                 18
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1
APPENDIX B - MISCELLANEOUS TABLES                                            B-1
APPENDIX C - PROXY VOTING PROCEDURES                                         C-1




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GLOSSARY


As used in this SAI, the following terms have the meanings listed.

         "Accountant" means Citigroup.

         "Administrator" means Citigroup.

         "Adviser" means Forum Investment Advisors, LLC.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Future Trading Commission.

         "Citigroup" means Citigroup Global Transaction Services.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

         "Distributor" means Forum Fund Services, LLC, the distributor of the Fund's shares.

         "Fitch" means Fitch Ratings.

         "Fund" means Daily Assets Government Obligations Fund.

         "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Citigroup.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.


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INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund will invest 80% of the value of its net assets and borrowings for investment purposes in Government Securities that are generally exempt from state and local income taxes.

The following discussion supplements the disclosure in the Prospectus about the Fund's investment techniques, strategies and risks.

A.      SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, the Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has established procedures to ensure that portfolio securities comply with regulatory quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of NAV as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a NAV as determined by using available market quotations.

B.      FIXED INCOME SECURITIES


1.      GENERAL

VARIABLE AND FLOATING RATE SECURITIES The Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7, the Fund may only purchase securities with maturities of greater than 397 days that have demand features that meet certain requirements or that are certain long-term Government Securities.

ASSET-BACKED SECURITIES The Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, the Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying

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mortgages)  are  subject  to caps or floors  that  limit the  maximum  change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Fund may not purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS The Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.       RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK The Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase,

MONARCH FUNDS
--------------------------------------------------------------------------------

shortening the average life of a pool and the Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and the Fund's yield. To the extent that the Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.       REPURCHASE AGREEMENTS

1.       GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.       BORROWING

1.       GENERAL

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if the Fund's borrowing exceeds 5% or more of its total assets.

2.       RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if the Fund maintains a segregated account.

E.       WHEN-ISSUED SECURITIES

1.       GENERAL

The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

MONARCH FUNDS
--------------------------------------------------------------------------------

F.       ILLIQUID SECURITIES

1.       GENERAL

The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market.
Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security can become illiquid.

3.        DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

4.        CORE AND GATEWAY (R) STRUCTURE

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Fund is fundamental. The Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. A nonfundamental policy of the Fund, including a policy to invest 80% of net assets (including borrowings) in certain types of securities (an "80% Policy") may be changed by the Board without shareholder approval. In the event that the Fund changes its 80% Policy, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

MONARCH FUNDS
--------------------------------------------------------------------------------

A.      FUNDAMENTAL LIMITATIONS

The Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

B.      NONFUNDAMENTAL LIMITATIONS

The Fund may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's affairs and for exercising the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. The fund complex includes the Trust and three other investment companies (collectively, the "fund complex"), hold themselves out to investors as related companies for the purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated.

------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND           OTHER
                                POSITION        LENGTH           PRINCIPAL OCCUPATION(S)         COMPLEX       TRUSTEESHIPS
            NAME,               WITH THE        OF TIME                  DURING                 OVERSEEN          HELD BY
       AGE AND ADDRESS            TRUST         SERVED                PAST 5 YEARS             BY TRUSTEE        TRUSTEES
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
INTERESTED TRUSTEE
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
John Y. Keffer1                Trustee       1989-Present    President, Citigroup, Fund            25              None
Born:  July 15, 1942                                         Services division since 2003;
                                                             President     Forum
                                                             Financial    Group,
                                                             LLC   ("Forum")  (a
                                                             fund       services
                                                             company acquired by
                                                             Citigroup in 2003).
                                                             Trustee    of   one
                                                             other    investment
                                                             company  within the
                                                             fund complex.
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
INDEPENDENT TRUSTEES
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
Costas Azariadis               Trustee       1989-Present    Professor of Economics,               25              None
Born:  February 15, 1943                                     University of California-Los
                                                             Angeles;   Visiting
                                                             Professor        of
                                                             Economics,   Athens
                                                             University       of
                                                             Economics       and
                                                             Business   1998   -
                                                             1999.   Trustee  of
                                                             one           other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
James C. Cheng                 Trustee       1989-Present    President, Technology                 25              None
Born:  July 26, 1942                                         Marketing Associates
                                                             (marketing  company
                                                             for    small    and
                                                             medium        sized
                                                             businesses  in  New
                                                             England).   Trustee
                                                             of    one     other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------
J. Michael Parish              Chairman,                     Retired; Partner, Wolfe,              25              None
Born:  November 9, 1943        Trustee      1989-Present     Block, Schorr and Solis-Cohen
                                            (Chairman        LLP (law firm) 2002 - 2003
                                            since 2004)      Partner, Thelen Reid &
                                                             Priest   LLP   (law
                                                             firm)  from  1995 -
                                                             2002.   Trustee  of
                                                             one           other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
------------------------------ ------------ ---------------- -------------------------------- -------------- ------------------

1 Mr. Keffer is considered an interested Trustee due to his control of the Adviser and affiliation with the Distributor within the last six months.

                                       7

MONARCH FUNDS
--------------------------------------------------------------------------------

------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND           OTHER
                                 POSITION        LENGTH          PRINCIPAL OCCUPATION(S)         COMPLEX       TRUSTEESHIPS
            NAME,                WITH THE       OF TIME                  DURING                 OVERSEEN          HELD BY
       AGE AND ADDRESS            TRUST           SERVED               PAST 5 YEARS             BY TRUSTEE        TRUSTEES
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
OFFICERS
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
David I. Goldstein             President       2003-Present  Director, Citigroup since             N/A              N/A
Born:  August 3, 1961                                        2003; Director, Business &
                                                             Product
                                                             Development,  Forum
                                                             1999    -     2003.
                                                             President/Assistant
                                                             Secretary   of  one
                                                             other    investment
                                                             company  within the
                                                             fund complex.
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
Beth P. Hanson                 Vice            2003-Present  Relationship Manager,                 N/A              N/A
Born:  July 15, 1966           President/                    Citigroup since 2003;
                               Assistant                     Relationship Manager, Forum
                               Secretary                     1999 - 2003.
                                                             Vice
                                                             President/Assistant
                                                             Secretary   of  one
                                                             other    investment
                                                             company  within the
                                                             fund       complex.
                                                             Secretary   of  one
                                                             other    investment
                                                             company  within the
                                                             fund complex.
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
Sara M. Morris                 Vice            2004-Present  Director and Relationship             N/A              N/A
Born:  September 18, 1963      President                     Manager; Citigroup since 2004;
                                                             Chief Financial Officer, The
                                                             VIA   Group,    LLC
                                                             (strategic
                                                             marketing  company)
                                                             2000-2003;    Chief
                                                             Financial  Officer,
                                                             Forum 1994-1999
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------

Peter R. Guarino               Chief           2004-Present  Executive Director, Investment         N/A              N/A
Born:  June 22, 1958           Compliance                    Company Services, Forum Fund
                               Officer                       Services, LLC since 2004; General
                                                             Counsel and Global Compliance Officer,
                                                             MiFund, Inc.; Various senior legal
                                                             capacities, the Dreyfus Corp. and G.T.
                                                             Global Group of Funds 1989-1999; Western
                                                             Division Leader, Investment Company Services
                                                             Group, Merrill Corp. 1998-1999.
                                                             Compliance Officer, MiFund,


------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
Stacey E. Hong                 Treasurer        2004-Present Director, Fund Accounting,            N/A              N/A
Born:  May 10, 1966                                          Citigroup since 2003; Director
                                                             Fund     Accounting
                                                             Services,     Forum
                                                             1999    -     2003.
                                                             Treasurer   of  two
                                                             other    investment
                                                             companies    within
                                                             the fund complex.
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------
David M. Whitaker              Secretary      2004-Present   Counsel, Citigroup since 2004;        N/A              N/A
Born:  September 6, 1971                                     Assistant Counsel, PFPC  (a
                                                             fund services company) (1999 -
                                                             2004).
                                                             Secretary of one other
                                                             investment company within the
                                                             fund complex.
------------------------------ ------------- --------------- -------------------------------- -------------- ------------------

MONARCH FUNDS
--------------------------------------------------------------------------------

B.       TRUSTEE OWNERSHIP IN FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- ----------------------------------------------
                                                                                  AGGREGATE DOLLAR RANGE OF OWNERSHIP AS OF
                                                                                     DECEMBER 31, 2004 IN ALL REGISTERED
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN    INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
              TRUSTEES                   THE TRUST AS OF DECEMBER 31, 2004             FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- ----------------------------------------------
------------------------------------- ----------------------------------------- ----------------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- ----------------------------------------------
------------------------------------- ----------------------------------------- ----------------------------------------------
John Y. Keffer                                          None                                  $10,001 to 50,000
------------------------------------- ----------------------------------------- ----------------------------------------------
------------------------------------- ----------------------------------------- ----------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------- ----------------------------------------- ----------------------------------------------
------------------------------------- ----------------------------------------- ----------------------------------------------
Costas Azariadis                                        None                                        None
------------------------------------- ----------------------------------------- ----------------------------------------------
------------------------------------- ----------------------------------------- ----------------------------------------------
James C. Cheng                                          None                                        None
------------------------------------- ----------------------------------------- ----------------------------------------------
------------------------------------- ----------------------------------------- ----------------------------------------------
J. Michael Parish                                       None                                    Over $100,000
------------------------------------- ----------------------------------------- ----------------------------------------------


3. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its distributor, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.  INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Azariadas, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended August 31, 2004, the Audit Committee met four times.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders of interests in Trust series. During the fiscal period ended August 31, 2004, the Nominating Committee did not meet.

QUALIFIED LEGAL  COMPLIANCE  COMMITTEE.  The Trust's  Qualified Legal Compliance
Committee  (the  "QLCC'),  which  meets  when  necessary,  consists  of  Messrs.
Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended August 31, 2004 the QLCC did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer and Parish, the senior officers of the Trust, and a senior representative of the investment adviser to the Trust series requiring fair valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.

B.  COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee of the Trust is paid a quarterly retainer fee that totals $12,000 annually for service to the Trust ($15,000 for the Chairman). In addition, except as otherwise determined by the Trustees, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman) and $500 for each short special Board meeting attended and $1,500 for each major special meeting attended. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

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The  following  table sets forth the fees paid to each  Trustee by the Trust and the fund complex, which includes all series of the Trust and another investment company for the fiscal year ended August 31, 2004.


------------------------- ---------------------- ---------------------- ---------------------- ----------------------
                                                                                                TOTAL COMPENSATION
                                                                                                FROM TRUST AND FUND
                            COMPENSATION FROM                                                         COMPLEX
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
John Y. Keffer                    $  0                   $  0                   $  0                     $ 0
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
Costas Azariadis                   141                      0                      0                  22,800
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
James C. Cheng                     141                      0                      0                  22,800
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------
J. Michael Parish                  160                      0                      0                  25,850
------------------------- ---------------------- ---------------------- ---------------------- ----------------------


C.       INVESTMENT ADVISER

1.       SERVICES

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with The Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.

2.       FEES

Table 1 in Appendix B shows the dollar amount payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Fund for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3.       OTHER

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of the Fund, and in either case by a majority of the Trust's Disinterested Trustees.

The Advisory Agreement is terminable with respect to the Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to The Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

4.       ADVISORY AGREEMENT APPROVAL

At the December 9, 2004 meeting, the Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to continue the Investment Advisory Agreement between the Trust and the Adviser (the "Initial Advisory Agreement") for an additional twelve months. The Board considered the nature and quality of services to be provided to the Fund. The Board also reviewed certain information regarding the Adviser's compliance with applicable rules and regulations over the past year. The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds, noting, among other things, that the advisory fees and total expense ratio for the Fund were below the median figures in the comparative data.

The Board  considered  the  factors  listed  below,  and such other  factors and
information  it  deemed  relevant  prior  to  approving  and   recommending  the
continuation of the Advisory Agreement:

(1) The fact that the Adviser is the investment adviser to three other Trust series;

(2) Information provided by the Adviser regarding the Adviser's executive officers;

(3) A representation from the Adviser that the Fund's portfolio would be monitored weekly for compliance with the Fund's investment policies;

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(4)  The fact that the Fund  outperformed  its  Lipper  Inc.  peer group for the
     3-month, 6-month, 1-year, 3-year, and 5-year periods and was ranked in the top quartile of funds for the 5-year period.

(5) The fact that actual advisory fee for the Fund was lower than the mean actual advisory fee for its Lipper Inc. peer group;

(6) The Adviser's financial statements (a copy of which was provided to the Board) as well as information relating to the insurance maintained by the Adviser.

D.      DISTRIBUTOR

1.      SERVICES

The Distributor serves as the distributor (also known as the principal underwriter) of the Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distributor is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The Distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as The Distributor's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.       FEES

The Distributor does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a distribution plan is effective.

3.       OTHER

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by The Distributor on 60 days' written notice to the Trust.

Under the Distribution Agreement, the Distributor is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, the Distributor and certain related parties (such as the Distributor's officers and persons that control the Distributor) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

E.       OTHER SERVICE PROVIDERS

1.       ADMINISTRATOR

The Administrator serves as administrator pursuant to an administration agreement with the Trust (the "Administration Agreement"). The Administrator is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee with respect to each class of the Fund at an annual rate of 0.11% of the average daily net assets of the Fund.

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The agreement with the Administrator  (the  "Administration  Agreement") must be approved at least annually by the Board or by majority vote of the shareholders,
and  in  either  case  by  a  majority  of  the  Disinterested   Trustees.   The
Administration Agreement is terminable without penalty by the Trust or by the Administrator with respect to the Fund on 60 days' written notice.

Under the Administration Agreement, the Administrator is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees paid by the Fund for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2.       TRANSFER AGENT

The Transfer Agent serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Fund pays the Transfer Agent an annual fee of $12,000 per class of shares plus the Transfer Agent also receives a fee based on the average daily net assets of each class as follows: 0.20% for each of Investor Shares and Institutional Shares, 0.10% for Institutional Service Shares, 0.05% for Universal Shares, and 0.00% for Preferred Shares. Certain shareholder account fees are also charged.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, the Transfer Agent is not liable for any act in the performance of its duties to the Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. The Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

3.       FUND ACCOUNTANT

The Accountant serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). The Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

The Accountant receives a fee of $36,000 per year, per Fund, plus $12,000 for each additional class over one for the Fund. The Accountant also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by the Accountant with respect to the Fund on 60 days' written notice.

Under the Fund Accounting Agreement, the Accountant is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Table 4 in Appendix B shows the dollar amount payable by the Fund to the Accountant, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant (or shorter period depending on the Fund's commencement of operations).

4.       CUSTODIAN

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The Custodian,  pursuant to an agreement with The Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

Comerica Bank is the subcustodian of the Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.

5.       LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

6.       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, is the independent registered public accounting firm for the Fund. The independent registered public accounting firm audits the annual financial statements of the Fund. The independent registered public accounting firm also reviews the tax returns and certain regulatory filings of the Fund.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Funds will pay brokerage commissions, however, in the event the Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which the Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

The Fund did not pay brokerage commissions during fiscal years ended August 31, 2004, 2003 and 2002.

A.       OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.       SECURITIES OF REGULAR BROKER-DEALERS

Table 5 of Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.

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C.       PORTFOLIO HOLDINGS

The portfolio holdings of the Fund are disclosed to the public 60 days after each fiscal quarter end through filings of SEC Form N-CSR or Form N-Q. The Fund reserves the right to adopt a policy that prohibits disclosure of portfolio holdings until after quarterly filing dates or until after holdings have been made available through a shareholder mailing or posting to the Fund web site as of an earlier date.

The Administrator may report portfolio holdings on behalf of the Fund to survey companies (e.g. Morningstar or Lipper, Inc.) or other parties as directed by an authorized officer of the Fund. Such reports are distributed no earlier than 60 days after the Fund's fiscal quarter end. Neither a Fund nor the Adviser receives any compensation in connection with disclosure of portfolio holdings.

The Fund's Chief Compliance Officer oversees the disclosure of portfolio holdings and provides an annual report regarding the disclosure to the Board.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------
A.      GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of the Transfer Agent.

The Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may not be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's availability.

B.      ADDITIONAL PURCHASE INFORMATION

The Distributor sells shares of the Fund on a continuous basis.

The Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

C.       IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at (800) 754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 ($3,500 if you are age 50 or older) annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $8,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 2003 and summarizes only some of the important federal tax considerations affecting IRA contributions. Consult your tax advisors about your specific tax situation.

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D.       UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

F.      LOST ACCOUNTS

The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks
(unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

G.      ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

H.       SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

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I.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund or if the amount to be redeemed is large enough to affect the Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.      DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect. The following discussion does not reflect the American Jobs Creation Act of 2004, passed by Congress in October 2004, which contains provisions that would alter certain aspects of this discussion, particularly with respect to foreign shareholders.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of the Fund is August 31 (the same as the Funds' fiscal year end).

A.      QUALIFICATION   AS   A   REGULATED   INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

1.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, net short-term capital gain and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

                                       16
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2.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.      FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

Under the Code, a portion of the distributions from a regulated investment company may be treated as "qualified dividend income," taxable to individuals at a maximum federal tax rate of 15% (5% for individuals in lower tax brackets), provided that holdings period and other requirements are met. Based upon the investment policies of the Fund, it is expected that none of the Fund's distributions will be treated as "qualified dividend income".

The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.      FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.      BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E.      FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions paid of ordinary income (and short-term capital gains) to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the

                                       17
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gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investmen in the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in the Fund.

F.      STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in the Fund.

OTHER MATTERS
--------------------------------------------------------------------------------
A.      THE TRUST AND ITS SHAREHOLDERS

1.      GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 2003 and is registered as an open-end, management investment company under the 1940 Act. In April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. Prior to June 9, 2003, the Fund operated under a master-feeder fund structure whereby it sought to achieve its investment objectives by investing all of its investable assets in Government Cash Portfolio (the "Portfolio") of Core Trust (Delaware) ("Core Trust"). The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.

As of the date hereof, the Trust's series consists of Daily Assets Treasury Fund, Daily Assets Government Fund, Daily Assets Cash Fund, and the Fund. The Daily Assets Treasury Fund, Daily Assets Government Fund, and Daily Assets Cash Fund offers shares of beneficial interest in an Investor, Preferred,
Institutional Service and Universal Share class. The Daily Assets Government Fund and Daily Assets Cash Fund also offers shares of beneficial interest in an Institutional Share class. Daily Assets Cash Fund also offers shares of beneficial interest in a B and C Share classes. The Fund offers shares of beneficial interest in a Universal Share class. Each class of a series may have a different expense ratio and its expenses will affect each class' performance.

The Fund is not required to maintain a code of ethics pursuant to Rule 17j-1 of the 1940 Act. However, the Fund's investment adviser and the Fund's distributor have adopted codes of ethics under that Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

The Trust and the Fund will continue indefinitely until terminated.

2.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.

                                       18
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Massachusetts  law  does  not  require  the  Trust to hold  annual  meetings  of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.

B.      FUND OWNERSHIP

As of December 15, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of the Fund. These shareholders and any shareholder known to own beneficially 5% or more of the Fund are listed below.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 15, 2004, the following persons beneficially or of record owned 25% or more of the shares of a Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


             NAME AND ADDRESS                                 SHARES                                  % OF FUND
HM Payson & Co.                                           11,024,645.680                                54.02
P.O. Box 31 Portland, ME 04112

HM Payson & Co.
P.O. Box 31                                                9,048,851.970                                44.34
Portland, ME 04112


C.      LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Under Massachusetts law, shareholders of the Fund conceivably may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of the Fund. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Massachusetts law does not apply, no contractual limitation of liability was in effect, and the Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                                       19
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D.      PROXY VOTING PROCEDURES

Copies of the Trust's and  Adviser's  proxy  voting  procedures  are included in
Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting the Transfer Agent at
(800)   754-8757   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.

E.      REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F.      FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended August 31, 2004, which is included in the Fund's annual report to Shareholders, is incorporated herein by reference. The financial statements include only the schedules of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes, report of independent registered public accounting firm and other items required by Regulation S-X.



                                       20


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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA         An obligation  rated AAA has the highest rating assigned by S&P. The
            obligor's   capacity  to  meet  its  financial   commitment  on  the
            obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r'  symbol is  attached  to the  ratings  of  instruments  with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA
            Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
            Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.



                                      A-1
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SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                o Leading market positions in well-established industries.
                o High rates of return on funds employed.
                o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                o Well-established access to a range of financial arkets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Fund under the Investment Advisory Agreement for the year ended 2004 and the period July 22, 2003 to August 31, 2003 were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004                                       $11,130                       $11,130                           $0
    2003                                         2,976                         2,976                            0

The fees payable by the Portfolio under the Investment Advisory Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003 (9/1/2002 to 7/22/2003)               $10,921                       $10,921                           $0
    2002                                        14,547                        14,547                            0

TABLE 2 - DISTRIBUTION FEES

The fees payable by the Fund (including its predecessor)  under the Distribution
Plan for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004                                            $0                            $0                           $0
    2003                                           454                           454                            0
    2002                                           847                           847                            0

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Fund under the Administration Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004                                       $24,485                       $23,659                         $826
    2003                                        15,554                        14,852                          702
    2002                                        14,535                        14,535                            0

The fees payable by the Portfolio under an agreement between Core Trust and the Administrator for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003                                       $10,921                       $10,921                           $0
    2002                                        14,547                        14,548                            0

TABLE 4 - FUND ACCOUNTING FEES

The fees payable by the Fund under the Accounting Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004                                       $38,744                       $35,553                       $3,191
    2003                                        36,448                        32,912                        3,536
    2002                                        37,900                        37,900                            0


                                      B-1
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The fees payable by the Portfolio under an agreement  between Core Trust and the
Accountant for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2003 (9/1/2002 to 7/22/2003)               $47,586                       $22,428                      $25,158
    2002                                        57,500                        31,955                       25,545


TABLE 5 - SECURITIES OF REGULAR BROKER-DEALERS

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                                                                VALUE
 N/A




                                      B-2


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APPENDIX C - PROXY VOTING PROCEDURES


                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.  RESPONSIBILITIES

     (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

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         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES


         (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE.  If
(A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

     (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

     (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

          (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

         (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

(3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

        (C)     NON-ROUTINE MATTERS

          (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS.These proposals should be examined on a case-by-case basis.

          (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

          (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

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          (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

          (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

          (D) CONFLICTS OF INTEREST

         Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

     The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

MONARCH FUNDS
--------------------------------------------------------------------------------


                         FORUM INVESTMENT ADVISORS, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003

I.       GENERAL STATEMENT

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Forum Investment Advisors, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

         With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.      RESPONSIBILITIES

         The Adviser shall:

         A. vote proxies as described in Section III below.

         B. periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of all clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.


III.     POLICIES AND PROCEDURES FOR VOTING PROXIES

         The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.

IV.      RECORDKEEPING AND ASSOCIATED PROCEDURES

         A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:

                  1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

                  2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

                  3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

                  4. Ensure that the proxy is actually voted;

MONARCH FUNDS
--------------------------------------------------------------------------------

                  5. Develop a system to trace missing proxies expeditiously;

                  6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

                  7. Maintain the appropriate records as described below; and

                  8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

                  The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.

V.       DISCLOSURE

         A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

         The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C. A record of each vote that the Adviser casts.

         D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

                                             STATEMENT OF ADDITIONAL INFORMATION

                                             January 7, 2005











FUND INFORMATION:

Monarch Funds                                    DAILY ASSETS CASH FUND
Two Portland Square
Portland, Maine 04101
(800) 754-8757


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Henderson Global Funds
P.O. Box 8391
Boston, Massachusetts 02266-8391
(866) 343-6337




This Statement of Additional Information or "SAI" supplements the Prospectus dated January 7, 2005, as may be amended from time to time, offering Investor Shares, B Shares and C Shares. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Henderson Global Funds at the address or telephone number listed above.

Certain information for the Fund included in the Prospectus and the Annual Report to shareholders is incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, by contacting Henderson Global Funds at the address or telephone number listed above.

TABLE OF CONTENTS

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2

INVESTMENT LIMITATIONS                                                         5

MANAGEMENT                                                                     7

PORTFOLIO TRANSACTIONS                                                        14

PURCHASE AND REDEMPTION INFORMATION                                           15

TAXATION                                                                      17

OTHER MATTERS                                                                 19

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

APPENDIX C  - PROXY VOTING PROCEDURES                                        C-1

GLOSSARY


As used in this SAI, the following terms have the meanings listed.

         "Accountant" means Citigroup.

         "Administrator" means Citigroup.

         "Adviser" means Forum Investment Advisors, LLC.

         "Board" means the Board of Trustees of the Trust.

         "CFTC" means the U.S. Commodities Future Trading Commission.

         "Citigroup" means Citigroup Global Transaction Services.

          "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

         "Distributor" means Forum Fund Services, LLC, the distributor of the Fund's shares.

          "Fitch" means Fitch Ratings.

         "Fund" means Daily Assets Cash Fund.

         "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Citigroup.

         "Trust" means Monarch Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about the Fund's investment techniques, strategies and risks.

A.      SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, the Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has established procedures to ensure that portfolio securities comply with regulatory quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of NAV as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a NAV as determined by using available market quotations.

B.       FIXED INCOME SECURITIES

1.       GENERAL

VARIABLE AND FLOATING RATE SECURITIES The Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7, the Fund may only purchase securities with maturities of greater than 397 days that have demand features that meet certain requirements or that are certain long-term Government Securities.

The Fund may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES The Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities). These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on

ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Fund may not purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS The Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.       RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK The Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and the Fund's yield. To the extent that the Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.       REPURCHASE AGREEMENTS

1.       GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.       RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.       BORROWING

1.       GENERAL

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of its total assets.

2.       RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if the Fund maintains a segregated account.

E.       WHEN-ISSUED SECURITIES

1.       GENERAL

The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F.       ILLIQUID SECURITIES

1.       GENERAL

The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market.
Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.       RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security can become illiquid.

3.        DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

4.       CORE    AND    GATEWAY    (R) STRUCTURE

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of a Fund is fundamental. The Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. A nonfundamental policy of the Fund may be changed by the Board without interestholder approval. In the event that the Fund changes a policy to invest 80% of net assets (including borrowings) in certain types of securities, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of a Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.      FUNDAMENTAL LIMITATIONS

The Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

B.      NONFUNDAMENTAL LIMITATIONS

The Fund may not:

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Funds. The fund complex includes the Trust and three other investment companies (collectively, the "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated.

------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
                                                                                                NUMBER OF
                                                                                               PORTFOLIOS
                                                                                                 IN FUND
                                  POSITION      LENGTH OF    PRINCIPAL OCCUPATION(S) DURING      COMPLEX
            NAME,                 WITH THE     TIME SERVED            PAST 5 YEARS             OVERSEEN BY    OTHER TRUSTEESHIPS
       AGE AND ADDRESS              TRUST                                                        TRUSTEE       HELD BY TRUSTEES
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
INTERESTED TRUSTEE
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
John Y. Keffer(1)               Trustee        1989-Present  President, Citigroup, Fund       25             None
Born:  July 15, 1942                                         Services (a fund services
                                                             company)      since
                                                             2003; President and
                                                             owner of Forum Fund
                                                             Services,       LLC
                                                             (Trust's
                                                             distributor);
                                                             President,    Forum
                                                             Financial    Group,
                                                             LLC   ("Forum")  (a
                                                             fund       services
                                                             company acquired by
                                                             Citigroup  in 2003)
                                                             1989-2003.  Trustee
                                                             of    one     other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
INDEPENDENT TRUSTEES
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
Costas Azariadis                Trustee        1989-Present  Professor of Economics,          25             None
Born:  February 15, 1943                                     University of California-Los
                                                             Angeles    Visiting
                                                             Professor        of
                                                             Economics,   Athens
                                                             University       of
                                                             Economics       and
                                                             Business   1998   -
                                                             1999.   Trustee  of
                                                             one           other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------
James C. Cheng                  Trustee        1989-Present  President, Technology            25             None
Born:  July 26, 1942                                         Marketing Associates
                                                             (marketing  company
                                                             for    small    and
                                                             medium        sized
                                                             businesses  in  New
                                                             England) Trustee of
                                                             one           other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
------------------------------- -------------- ------------- -------------------------------- -------------- ----------------------

                                       7



------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                               FUND COMPLEX
                                POSITION WITH    LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY
            NAME,                 THE TRUST     TIME SERVED           PAST 5 YEARS               TRUSTEE       OTHER TRUSTEESHIPS
       AGE AND ADDRESS                                                                                          HELD BY TRUSTEES
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
J. Michael Parish               Chairman,       1989-Present Retired; Partner, Wolfe,         25              None
Born:  November 9, 1943         Trustee         (Chairman    Block, Schorr and Solis-Cohen
                                                since 2004)  LLP   (law
                                                             firm)  2002 - 2003;
                                                             Partner,     Thelen
                                                             Reid &  Priest  LLP
                                                             (law  firm)  1995 -
                                                             2002.   Trustee  of
                                                             one           other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
           OFFICERS
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
David I. Goldstein              President        2003-PresentDirector, Citigroup since         N/A             N/A
Born: August 3, 1961                                         2003; Director of Business &
                                                             Product Development, Forum
                                                             1999-2003.
                                                             President/Assistant Secretary
                                                             of one other investment
                                                             company within the fund
                                                             complex.
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
Beth P. Hanson                  Vice            2003-Present Relationship Manager;            N/A             N/A
Born:  July 15, 1966            President/                   Citigroup since 2003;
                                Assistant                    Relationship Manager, Forum
                                Secretary                    1999-2003.  Vice
                                                             President/Assistant Secretary
                                                             of one other investment
                                                             company within the fund
                                                             complex.  Secretary of one
                                                             other investment company
                                                             within the fund complex.
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
Sara M. Morris                  Vice President  2004-Present Director and Relationship        N/A             N/A
Born:  September 18, 1963                                    Manager; Citigroup since 2004;
                                                             Chief Financial Officer, The
                                                             VIA   Group,    LLC
                                                             (strategic
                                                             marketing  company)
                                                             2000-2003;    Chief
                                                             Financial  Officer,
                                                             Forum 1994-1999
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------

Peter R. Guarino                Chief           2004-Present Executive Director, Investment        N/A             N/A
Born:  June 22, 1958            Compliance                   Company Services, Forum Fund
                                Officer                      Services, LLC since 2004; General
                                                             Counsel and Global Compliance
                                                             Officer, MiFund, Inc.; Various senior
                                                             legal capacities, The Dreyfus Corp. and
                                                             G.T Global Group of Funds 1989-1999;
                                                             Western Division Leader, Investment
                                                             Company Services Group, Merrill Group
                                                             1998-1999.

------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
Stacey E. Hong                  Treasurer       2002-Present Director, Fund Accounting,         N/A              N/A
Born:  May 10, 1966                                          Citigroup since 2003; Director
                                                             Fund Accounting Services,
                                                             Forum 1999-2003.  Treasurer of
                                                             two other investment companies
                                                             within the fund complex.
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------

                                       8

------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------
David M. Whitaker                 Secretary      2004-       Assistant Counsel, PFPC (a                 N/A             N/A
Born:  September 6, 1971                         Present     fund services company)(1999 -
                                                             2004)  Secretary of
                                                             one           other
                                                             investment  company
                                                             within   the   fund
                                                             complex.
------------------------------- --------------- ------------ -------------------------------- --------------- ----------------------

(1) Mr. Keffer is considered an interested Trustee due to his control of the Adviser and affiliation with the Distributor within the last six months.

B.       TRUSTEE     OWNERSHIP    IN  FAMILY OF INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- ---------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP AS OF
                                                                                    DECEMBER 31, 2004 IN ALL REGISTERED
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN   INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
              TRUSTEES                   THE TRUST AS OF DECEMBER 31, 2004             FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
John Y. Keffer                                          None                                   $10,001-50,000
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
Costas Azariadis                                        None                                        None
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
James C. Cheng                                          None                                        None
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
J. Michael Parish                                       None                                    Over $100,000
------------------------------------- ----------------------------------------- ---------------------------------------------


C.        OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2004, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its distributor, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.       INFORMATION CONCERNING BOARD COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Azariadas, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended August 31, 2004, the Audit Committee met four times.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees.. The Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal year ended August 31, 2004, the Nominating Committee did not meet.

QUALIFIED LEGAL  COMPLIANCE  COMMITTEE.  The Trust's  Qualified Legal Compliance
Committee  (the  "QLCC'),  which  meets  when  necessary,  consists  of  Messrs.
Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended August 31, 2004 the QLCC did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer and Parish, the senior officers of the Trust, and a senior representative of the investment adviser to the Trust series requiring fair valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.

E.      COMPENSATION   OF  TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $12,000 for service to the Trust ($15,000 for the Chairman). In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman) and $500 for each short special Board meeting and $1,500 for each major special meeting attended. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth estimated fees to be paid to each Trustee by the Trust and the Fund Complex for the fiscal year ending August 31, 2004.

---------------------- ----------------------- -------------------------- -------------------------- --------------------------
                                                                                                      TOTAL COMPENSATION FROM
                       COMPENSATION FROM THE                                                          TRUST AND FUND COMPLEX
      TRUSTEES                  FUND                   BENEFITS                  RETIREMENT
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
John Y. Keffer                             $0                         $0                         $0                         $0
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
Costas Azariadis                       $3,239                         $0                         $0                    $22,800
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
James C. Cheng                         $3,239                         $0                         $0                    $22,800
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
J. Michael Parish                      $3,648                         $0                         $0                    $25,850
---------------------- ----------------------- -------------------------- -------------------------- --------------------------



F.       INVESTMENT ADVISER

1.       SERVICES

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under it's Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.

2.       FEES

Table 1 in Appendix B shows for the past three fiscal years the dollar amount payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Fund.

3.       OTHER

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of a Fund, and in either case by a majority of the Independent Trustees.

The Advisory Agreement is terminable with respect to the Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.


4.           ADVISORY AGREEMENT APPROVAL

At the December 9, 2004 meeting, the Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to continue the Investment Advisory Agreement between the Trust and the Adviser (the "Initial Advisory Agreement") for an additional twelve months. The Board considered the nature and quality of services to be provided to the Fund. The Board also reviewed certain information regarding the Adviser's compliance with applicable rules and regulations over the past year. The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds, noting, among other things, that the advisory fees and total expense ratio for the Fund were below the median figures in the comparative data.

The Board  considered  the  factors  listed  below,  and such other  factors and
information  it  deemed  relevant  prior  to  approving  and   recommending  the
continuation of the Advisory Agreement:

(1) The fact that the Adviser is the investment adviser to three other Trust series;

(2) Information provided by the Adviser regarding the Adviser's executive officers;

(3) A representation from the Adviser that the Fund's portfolio would be monitored weekly for compliance with the Fund's investment policies;

(4) The fact that all classes of the Fund outperformed its Lipper Inc. peer group for the 3-month, 6-month, 1-year, 3-year, and 5-year periods.

(5) The fact that the Adviser's advisory fees for the other classes of the Fund were lower or comparable to advisory fees for its Lipper Inc. peer group;

(6) The Adviser's financial statements (a copy of which was provided to the Board) as well as information relating to the insurance maintained by the Adviser.

G.      DISTRIBUTOR

1.      SERVICES

The Distributor serves as the distributor (also known as the principal underwriter) of the Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distributor is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor is controlled by Forum Trust, LLC, the Fund's custodian, which is controlled by John Y. Keffer.

The Distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as the Distributor's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.       FEES

The Distributor does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3.       OTHER

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Independent Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by the Distributor on 60 days' written notice to the Trust.

Under the Distribution Agreement, the Distributor is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, the Distributor and certain related parties (such as the Distributor's officers and persons that control the Distributor) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

4.       DISTRIBUTION PLAN

In accordance with Rule 12b-1 under the 1940 Act the Trust has adopted a distribution plan (the "Plan") for Investor Shares, B and C Shares of the Fund. The Plan provides for the payment to the Distributor of a Rule 12b-1 fee at the annual rate of 0.25% of the average daily net assets of Investor Shares and 0.75% of the average daily net assets of B Shares and C Shares.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of Investor Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect with respect to the Fund for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by a majority vote of the shares of the affected class or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval (a majority vote of outstanding shares of the affected class) and that other material amendments of the Plan must be approved by the Independent Trustees. The Board may terminate the Plan at any time by a majority of the Independent Trustees, or by the shareholders of the Fund's Investor Shares.

Table 2 in Appendix B shows the dollar amount of fees payable, waived, and paid under the Plan with respect to the Fund for the past three fiscal years.

H.       OTHER SERVICE PROVIDERS

1.       ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee with respect to each class of the Fund at an annual rate of 0.11% of the average daily net assets of the Fund, plus an additional $25,000 for each of B Shares and C Shares.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees. The Administration Agreement is terminable without penalty by the Trust or by the Administrator with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, the Administrator is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Administrator and certain related parties (such as The Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees paid by the Fund for the past three fiscal years.

2.      TRANSFER AGENT

The Transfer Agent serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, ME 04101 and is registered as a transfer agent with the SEC.

For its services, the Fund pays the Transfer Agent an annual fee of $12,000 for Investor Shares and $15,000 for each of B and C Shares. The Transfer Agent also receives a fee of 0.20% of the average daily net assets of the Fund.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agency Agreement. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in that Fund. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The Transfer Agent or sub-transfer agents or processing agents retained by the Transfer Agent may offer and redeem Fund shares.

3.      SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement (the "Shareholder Service Agreement") with respect to Institutional Shares, Investor Shares, Institutional Service Shares, B Shares, and C Shares of the Fund. Under the Shareholder Service Agreement, the Trust may pay the Administrator a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of Investor Shares and 0.25% of the average daily net assets of B Shares and C Shares. The Administrator may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Investor, B Shares and C Shares.

The Shareholder Service Agreement shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Independent Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Independent Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or the Administrator.

The Administrator may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Fund.

Table 4 in Appendix B shows the dollar amount of fees paid by each class of the Fund to the Administrator under the Shareholder Service Agreement, the amount of the fees waived by the Administrator and the actual fees paid by each class for the past three fiscal years.

4.       FUND ACCOUNTANT

The Accountant serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). The Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

The Accountant receives a fee of $36,000 per year, plus $12,000 per year for each of B and C Shares. The Accountant also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by the Accountant with respect to a Fund on 60 days' written notice.

Under the Fund Accounting Agreement, the Accountant is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Table 5 in Appendix B shows for the past three fiscal years the dollar amount payable by the Fund to the Accountant, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant for the past three fiscal years.

5.      CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives a fee of 1.25% of the average daily net assets of the Fund. The fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

Comerica Bank is the Fund's subcustodian. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, MI 47226.

6.      LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

7.      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent registered public accounting firm of the Fund. The independent registered public accounting firm audits the annual financial statements of the Fund. The independent registered public accounting firm also reviews the tax returns and certain regulatory filings of the Fund.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Fund will pay brokerage commissions, however, in the event the Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which the Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

The Fund paid no brokerage commissions during fiscal years ended August 31, 2004, 2003 and 2002.

A.      OTHER   ACCOUNTS   OF   THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.       SECURITIES OF REGULAR BROKER-DEALERS

Table 6 of Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.

C.       PORTFOLIO HOLDINGS

The portfolio holdings of the Fund are disclosed to the public 60 days after each fiscal quarter end through filings of SEC Form N-CSR or Form N-Q. The Fund reserves the right to adopt a policy that prohibits disclosure of portfolio holdings until after quarterly filing dates or until after holdings have been made available through a shareholder mailing or posting to the Fund web site as of an earlier date.

The Administrator may report portfolio holdings on behalf of the Fund to survey companies (e.g. Morningstar or Lipper, Inc.) or other parties as directed by an authorized officer of the Fund. Such reports are distributed no earlier than 60 days after the Fund's fiscal quarter end. Neither a Fund nor the Adviser receives any compensation in connection with disclosure of portfolio holdings.

The Fund's Chief Compliance Officer oversees the disclosure of portfolio holdings and provides an annual report regarding this disclosure to the Board.

PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------
A.       GENERAL INFORMATION

Investor Shares, B Shares and C Shares are only available for purchase through an exchange of a Henderson Global Fund.

The Fund will not be available for exchanges to or from the Henderson Global Funds on any day when either the NYSE or Federal Reserve Bank is closed. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund or its classes may be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's or class' availability.

B.       PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may exchange shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting exchange requests to the Fund. Investor Shares are only available for purchase by exchange from Class A shares of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson in its sole discretion. You cannot purchase Investor Shares, B Shares or C Shares directly.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       LOST ACCOUNTS

The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

D.       ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco or the NYSE is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

E.       SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the Federal Reserve Bank of San Francisco or the NYSE are closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

F.       REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund or if the amount to be redeemed is large enough to affect the Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

G.       DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

H.       CONTINGENT DEFERRED SALES CHARGE (B SHARES AND C SHARES)

With respect to B Shares and C Shares of the Fund, certain redemptions are not subject to a contingent deferred sales charge. No such charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by the Fund of a shareholder account with a low account balance; (3) involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account;
(4) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability;
(5) redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and (6) required distributions from an IRA or other retirement account after the accountholder reaches the age of 70 1/2, limited to 10% annually of the value of the shareholder's account, measured at the time the shareholder sets up the account. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

I.       CONVERSION OF B SHARES

The conversion of B Shares of the Fund to Investor Shares of the Fund is subject to the continuing availability of an opinion of counsel to the effect that: (1) the assessment of the distribution services fee with respect to the B Shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code; and (2) the conversion of B Shares does not constitute a taxable event under Federal income tax law. The conversion B Shares to Investor Shares may be suspended if such an opinion is not available at the time the conversion is to occur. In that event, no conversions would occur, and shares might continue to be subject to a distribution services fee for an indefinite period, which may extend beyond the specified number of years for conversion of the B Shares.

TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect. The following discussion does not reflect the American Jobs Creation Act of 2004, passed by Congress in October 2004, which contains provisions that would alter certain aspects of this discussion, particularly with respect to foreign shareholders.

All investors should consult their own tax advisers as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of the Fund is August 31 (the same as the Fund's fiscal year end).

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

1.       MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, taxable interest, net short-term capital gain and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net short-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing in securities.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.       FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.      FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

Under the Code, a portion of the distributions from a regulated investment company may be treated as "qualified dividend income," taxable to individuals at a maximum federal tax rate of 15% (5% for individuals in lower tax brackets), provided that holdings period and other requirements are met. Based upon the investment policies of the Fund, it is expected that none of the Fund's distributions will be treated as "qualified dividend Income".

The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.      FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, the Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.      BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to a Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E.      FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from a Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, distributions of ordinary income (and short-term capital gains) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to an investment in the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in the Fund.

F.      STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to an investment in the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in the Fund.

OTHER MATTERS
--------------------------------------------------------------------------------
A.      THE TRUST AND ITS SHAREHOLDERS

1.      GENERAL INFORMATION

The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 7, 2003 and is registered as an open-end, management investment company under the 1940 Act. In April 2003, the Trust succeeded to the assets and liabilities of Monarch Funds, a statutory trust organized under the laws of the State of Delaware on July 10, 1992 and registered as an open-end, management investment company under the 1940 Act. Prior to June 9, 2003, the Fund operated under a master-feeder fund structure whereby they sought to achieve its investment objective by investing all of its investable assets in separate portfolios (the "Portfolios") of Core Trust (Delaware) ("Core Trust"). The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares.

As of the date hereof, the Trust's series consists of the Fund, Daily Assets Government Fund, Daily Assets Treasury Fund and Daily Assets Government Obligations Fund. The Fund offers shares of beneficial interest in an Investor, Preferred, Institutional Service, B, C, Institutional and Universal Share class of these series. Each class of the Fund may have a different expense ratio and its expenses will affect each class' performance.

The Fund is not required to maintain a code of ethics pursuant to Rule 17j-1 of the 1940 Act. However, the Adviser and the Distributor have adopted codes of ethics under that Rule; these codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.

2.      SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.       TERMINATION OR REORGANIZATION OF TRUST OR ITS SERIES

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company. Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the state of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust's registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series or reorganize those series into another investment company registered under the 1940 Act. The sale or conveyance of assets of series or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.      FUND OWNERSHIP

As of December 15, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund and each class.

Also as of that date, certain shareholders of record owned 5% or more of the Fund or class. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of the Fund or class are listed in Table 7 in Appendix

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. These shareholders and any shareholder known by the Fund to own beneficially or of record 25% or more of the Fund and may be deemed to control the Fund are listed in Table 7 in Appendix B.

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY

Under Massachusetts law, shareholders of a Fund conceivably may, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust Instrument provides for indemnification out of the Fund's property of any shareholder or former shareholder held personally liable for the obligations of a Fund. The Trust Instrument also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Massachusetts law does not apply, no contractual limitation of liability was in effect, and a Fund is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever. A Trustee is not, however, protected against any liability to which he would otherwise be subject by reason of bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.         PROXY VOTING PROCEDURES

Copies of the Trust's and  Adviser's  proxy  voting  procedures  are included in
Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 is available (1) without charge, upon request, by contacting the Transfer Agent at
(866)   343-6337   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.

E.          REGISTRATION STATEMENT

This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F.      FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended August 31, 2004, which are included in the Fund's annual report to Shareholders, are incorporated herein by reference. These financial statements include only the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes, report of independent registered public accounting firm and other items required by Regulation S-X.

--------------------------------------------------------------------------------

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA         An obligation  rated AAA has the highest rating assigned by S&P. The
            obligor's   capacity  to  meet  its  financial   commitment  on  the
            obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r'  symbol is  attached  to the  ratings  of  instruments  with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA
            Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
            Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

--------------------------------------------------------------------------------

SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                o Leading market positions in well-established industries.
                o High rates of return on funds employed.
                o Conservative  capitalization  structure with moderate reliance on debt and ample asset protection.
                o Broad  margins  in  earnings  coverage  of  fixed  financial charges and high internal cash generation.
                o Well-established  access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME       Issuers  rated Not Prime do not fall  within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

--------------------------------------------------------------------------------

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Fund under the Investment Advisory Agreement for the year ended August 31, 2004 and the period June 9, 2003 to August 31, 2003 were:

------------------------------------ ----------------------------
YEAR ENDED AUGUST 31,                  DAILY ASSETS CASH FUND
------------------------------------ ----------------------------
------------------------------------ ----------------------------
    2004                                      $181,812
------------------------------------ ----------------------------
------------------------------------ ----------------------------
    2003                                        48,075
------------------------------------ ----------------------------

The fees payable by the Portfolios under the Investment Advisory Agreement for the past three years were:

------------------------------------ ----------------------------
YEAR ENDED AUGUST 31,                      CASH PORTFOLIO
------------------------------------ ----------------------------
    2003 (9/1/2002 to 6/8/2003)               $221,143
------------------------------------ ----------------------------
------------------------------------ ----------------------------
    2002                                       494,099
------------------------------------ ----------------------------

TABLE 2 - DISTRIBUTION FEES

The fees payable by the Fund (including its predecessors) under the Distribution Plan for the past three years were:

INVESTOR SHARES

------------------------------------ ---------------------------- ------------------------- --------------------------------
YEAR ENDED AUGUST 31,                   CONTRACTUAL FEE                  FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
   2004                                       $723,362                      $  -                        $ 723,362
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
   2003                                      1,120,169                         -                        1,120,169
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2002                                       1,732,245                         -                        1,732,245
------------------------------------ ---------------------------- ------------------------- --------------------------------

For the fiscal year ended August 31, 2004, all of the fees paid under the Distribution Plan were made to financial institutions that make the Fund's
Investor Shares available for sale to their clients and for marketing of the Fund's Investor Shares. No fees were paid for the distribution of B or C shares during these periods because they had not yet commenced operations.

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Fund under the Administration Agreement for the past three years were:

PREFERRED SHARES

------------------------------------ ---------------------------- ------------------------- -------------------------------
YEAR ENDED AUGUST 31,                   CONTRACTUAL FEE                  FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- -------------------------------
------------------------------------ ---------------------------- ------------------------- -------------------------------
  2004                                           $10,351                      $8,955                      $ 1,396
------------------------------------ ---------------------------- ------------------------- -------------------------------
------------------------------------ ---------------------------- ------------------------- -------------------------------
  2003                                             7,195                       7,195                           -
------------------------------------ ---------------------------- ------------------------- -------------------------------
------------------------------------ ---------------------------- ------------------------- -------------------------------
  2002                                            37,898                      37,898                           -
------------------------------------ ---------------------------- ------------------------- -------------------------------

UNIVERSAL SHARES

------------------------------------ ---------------------------- ------------------------- --------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2004                                          $ 94,419                     $15,965                     $ 78,454
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2003                                            64,494                      24,727                       39,767
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2002                                            25,540                           -                       25,540
------------------------------------ ---------------------------- ------------------------- --------------------------------

INSTITUTIONAL SERVICE SHARES

------------------------------------ ---------------------------- ------------------------- --------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE               FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2004                                          $ 31,949                         $ -                     $ 31,949
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2003                                             8,378                           -                        8,378
------------------------------------ ---------------------------- ------------------------- --------------------------------

                                      B-1

INSTITUTIONAL SHARES

------------------------------------ ---------------------------- ------------------------ ---------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE              FEE WAIVED                     FEE PAID
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2004                                         $ 105,468                        $ -                     $ 105,468
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2003                                           129,713                          -                       129,713
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2002                                           284,274                          -                       284,274
------------------------------------ ---------------------------- ------------------------ ---------------------------------

INVESTOR SHARES

------------------------------------ ---------------------------- ------------------------ ---------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE              FEE WAIVED                     FEE PAID
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2004                                         $ 318,315                        $ -                     $ 318,315
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2003                                           308,532                          -                       308,532
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2002                                           372,094                          -                       372,094
------------------------------------ ---------------------------- ------------------------ ---------------------------------

The fees payable by the Portfolio under an agreement between Core Trust and the Administrator for the past three years were:

------------------------------------ ---------------------------- ------------------------- --------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE               FEE WAIVED               FEE PAID
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
2003 (9/1/2002 TO 6/8/2003)
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
   Cash Portfolio                             $311,499                       $-                           $311,499
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
2002
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  Cash Portfolio                               733,971                         -                           733,971
------------------------------------ ---------------------------- ------------------------- --------------------------------

TABLE 4 - SHAREHOLDER SERVICE FEES

The fees payable by the Fund under the Shareholder Services Agreement for the past three years were:

INSTITUTIONAL SERVICE SHARES

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2004                                          $ 58,111                    $ 25,872                     $ 32,239
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2003                                            15,232                       9,590                        5,642
------------------------------------- ---------------------------- ------------------------ -------------------------------

INSTITUTIONAL SHARES

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2004                                         $ 191,809                    $ 54,380                    $ 137,429
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2003                                           394,415                      73,722                      320,693
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
  2002                                          1,073,516                      51,885                    1,021,631
------------------------------------- ---------------------------- ------------------------ -------------------------------

INVESTOR SHARES

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2004                                         $ 578,693                 $ 67,864                       $ 510,829
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2003                                           896,145                   79,409                         816,736
------------------------------------- ---------------------------- ------------------------ -------------------------------
                                      ---------------------------- ------------------------
  2002                                          1,385,796                       -                        1,385,796
------------------------------------- ---------------------------- ------------------------ -------------------------------

TABLE 5 - FUND ACCOUNTING FEES

The fees payable by the Fund under the Accounting Agreement for the past three years were:

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
    2004                                      $ 104,561                               $ -              $ 104,561
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
    2003                                         26,174                                 -                 26,174
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
    2002                                          3,000                                 -                  3,000
------------------------------------- ---------------------------- ------------------------ -------------------------------


                                      B-2

The fees payable by the Portfolio under an agreement between the Core Trust and the Accountant for the past three years were:

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
2003 (9/1/2002 TO 6/8/2003)
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
    Cash Portfolio                              $41,415                                $-                $41,415
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
2002
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
    Cash Portfolio                               57,500                                 -                 57,500
------------------------------------- ---------------------------- ------------------------ -------------------------------

TABLE 6 - SECURITIES OF REGULAR BROKER-DEALERS

The regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the fiscal year ended August 31, 2004 and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year ended were as follows:

-------------------------------------------- -------------------------------
DAILY ASSETS CASH FUND                           VALUE (000'S OMITTED)
-------------------------------------------- -------------------------------
-------------------------------------------- -------------------------------
Goldman Sachs Group, Inc.                                $  85,000
-------------------------------------------- -------------------------------
-------------------------------------------- -------------------------------
Bear Stearns & Co., Inc.                                    79,576
-------------------------------------------- -------------------------------
-------------------------------------------- -------------------------------
Bank of America Securities                                  62,648
-------------------------------------------- -------------------------------
-------------------------------------------- -------------------------------
Merrill Lynch & Co., Inc.                                   39,540
-------------------------------------------- -------------------------------

TABLE 7 - FUND OWNERSHIP AS OF DECEMBER 15, 2004

------------------------------------ ------------------------------------- -------------------- -------------- ------------
          5% SHAREHOLDERS                      NAME AND ADDRESS                  SHARES          % OF CLASS     % OF FUND
------------------------------------ ------------------------------------- -------------------- -------------- ------------
-------------------------------------------------------------------------- -------------------- -------------- ------------
PREFERRED SHARES
-------------------------------------------------------------------------- -------------------- -------------- ------------
------------------------------------ ------------------------------------- -------------------- -------------- ------------
                                     Sunwest Bank                               10,008,468.260          52.22         1.75
                                     17542 East 17th Street
                                     Suite 200
                                     Tustin, CA 92780

                                     Calhoun & Co.                               9,157,596.680          47.78         1.60
                                     C/O Comerica Bank
                                     411 Lafayette Street
                                     Mail Code 3455
                                     Detroit, MI 48226
------------------------------------ ------------------------------------- -------------------- -------------- ------------

                                      B-3

-------------------------------------------------------------------------- -------------------- -------------- ------------
UNIVERSAL SHARES
-------------------------------------------------------------------------- -------------------- -------------- ------------
------------------------------------ ------------------------------------- -------------------- -------------- ------------
                                     Stratevest & Co.                           11,287,363.950          31.43         1.97
                                     P.O. Box 2499
                                     Brattleboro, VT 05303

                                     Maine Mutual Fire Insurance                 5,293,108.930          14.74         0.93
                                     44 Maysville Road
                                     P.O. Box 729 Presque Isle, ME 04769

                                     Trust Co. of America Corp.                  4,101,012.120          11.42         0.72
                                     P.O. Box 3857
                                     Englewood, CO 80155

                                     HM Payson & Co.                             3,741,317.560          10.42         0.65
                                     P.O. Box 31
                                     Portland, ME 04112

                                     Spectrum Medical Group PA
                                     300 Professional Drive                      3,371,207.830           9.39         0.59
                                     Scarborough, ME 04074-8433

                                     HM Payson & Co.
                                     P.O. Box 31                                 2,673,244.570           7.44         0.47
                                     Portland, ME 04112

                                     Coastcast Corporation
                                     3025 East Victoria Street
                                     Rancho Dominguez, CA 90221                  2,385,857.570           6.64         0.42

                                     Trust Co. of America - APB
                                     P. O. Box 3857
                                     Englewood, CO 80155-3857                    2,002,348.590           5.58         0.35

------------------------------------ ------------------------------------- -------------------- -------------- ------------

                                      B-4

-------------------------------------------------------------------------- -------------------- -------------- ------------
INSTITUTIONAL SERVICE SHARES
-------------------------------------------------------------------------- -------------------- -------------- ------------
------------------------------------ ------------------------------------- -------------------- -------------- ------------
                                     PMTI                                        3,182,812.380          12.04         0.56
                                     82 Cambridge Street
                                     Burlington, MA 01803

                                     Tighe & Bond, Inc.                          3,086,273.270          11.68         0.54
                                     53 Southampton Road
                                     Westfield, MA 01085

                                     PMP                                         2,235,627.250           8.46         0.39
                                     82 Cambridge Street
                                     Burlington, MA 08103

                                     Stratevest & Co.                            2,083,985.560           7.89         0.36
                                     P.O. Box 2499
                                     Brattleboro, VT

                                     Springfield Anesthesia Service              1,492,115.980           5.65         0.26
                                     908 Allen Street
                                     Springfield, MA

                                     PMC Claimaints Trust UWA                    1,451,845.500           5.49         0.25
                                     380 Union Street
                                     West Springfield, MA 01089

                                     Automobile Club of Pioneer Valley
                                     150 Capital Drive                           1,443,064.810           5.46         0.25
                                     West Springfield, MA 01089
------------------------------------ ------------------------------------- -------------------- -------------- ------------
-------------------------------------------------------------------------- -------------------- -------------- ------------
INSTITUTIONAL SHARES
-------------------------------------------------------------------------- -------------------- -------------- ------------
------------------------------------ ------------------------------------- -------------------- -------------- ------------
                                     Neurometrix, Inc.                          28,039,592.610          29.21         4.90
                                     62 Fourth Ave.
                                     Waltham, MA 02451

                                     Edison Schools, Inc.                       12,041,160.950          12.54         2.10
                                     521 Fifth Avenue, 15th Floor
                                     New York, NY 10175

                                     Edison Receivables Company, LLC            10,363,085.420          10.79         1.81
                                     529 Fifth Ave.
                                     11th Floor
                                     New York, NY 10017

                                     Repub & Co.                                 6,834,303.930           7.12         1.19
                                     C/O Imperial Trust
                                     201 N Figueroa St. Suite 610
                                     Los Angeles, CA 90012

                                     Pacific Maritime Association                5,532,075.650           5.76         0.97
                                     550 California Street 2nd Floor
                                     San Francisco, CA 94104

------------------------------------ ------------------------------------- -------------------- -------------- ------------

                                      B-5

------------------------------------ ------------------------------------- -------------------- -------------- ------------
INVESTOR SHARES
------------------------------------ ------------------------------------- -------------------- -------------- ------------
------------------------------------ ------------------------------------- -------------------- -------------- ------------
                                     LG Infocomm USA, Inc.                     164,235,306.320          41.61        28.70
                                     10225 Willow Creek Road
                                     San Diego, CA 92131

                                     Union Bank of California                   26,952,993.780           6.83         4.71
                                     P.O. Box 85636
                                     San Diego, CA 92186

                                     Prometheus Laboratories, Inc.              22,040,390.760           5.58         3.85
                                     5739 Pacific Center Blvd.
                                     San Diego, CA 92121
------------------------------------ ------------------------------------- -------------------- -------------- ------------

--------------------------------------------------------------------------------

APPENDIX C - PROXY VOTING PROCEDURES

                                  MONARCH FUNDS

                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.  RESPONSIBILITIES

         (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      GENERAL

                    (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                    (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

                    (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                    (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                    (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                    (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

     (C)  NON-ROUTINE MATTERS

                  (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

                  (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be
                  examined  on  a  case-by-case   basis  to  ensure  that  the
                  long-term interests of management and shareholders are properly aligned.

                  (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (D)      CONFLICTS OF INTEREST

         Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.




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--------------------------------------------------------------------------------

                         FORUM INVESTMENT ADVISORS, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003

I.       GENERAL STATEMENT

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Forum Investment Advisors, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

         With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.      RESPONSIBILITIES

         The Adviser shall:

         A.       vote proxies as described in Section III below.

         B. periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of all clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.


III.     POLICIES AND PROCEDURES FOR VOTING PROXIES

         The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.


IV.      RECORDKEEPING AND ASSOCIATED PROCEDURES

         A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:

                  1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

                  2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

                  3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

                  4. Ensure that the proxy is actually voted;

                  5. Develop a system to trace missing proxies expeditiously;

                  6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

                  7. Maintain the appropriate records as described below; and

                  8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

                  The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.

V.       DISCLOSURE

         A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

         The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C. A record of each vote that the Adviser casts.

         D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.


                                      C-5